File No. 333-108376

As filed on October 29, 2003

                                                U.S. SECURITIES AND EXCHANGE COMMISSION

                                                         Washington, DC 20549

                                                               FORM N-14
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                     Pre-Effective Amendment No. 1
                                                   Post-Effective Amendment No. |_|
                                                   (Check appropriate box or boxes)

                                                 American Skandia Advisor Funds, INC.

                                          (Exact Name of Registrant as Specified in Charter)

                                                            (203) 926-1888
                                                   (Area Code and Telephone Number)

                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Address of Principal Executive Offices:
                                                (Number, Street, City, State, Zip Code)

                                                       Edward P. Macdonald, Esq.
                                          Assistant Secretary, American Skandia Advisor Funds
                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Name and Address of Agent for Service:
                                             (Number and Street) (City) (State) (Zip Code)

                                                              Copies to:

                                                       Robert K. Fulton, Esquire
                                                 Stradley, Ronon, Stevens & Young, LLP
                                                       2600 One Commerce Square
                                                      Philadelphia, PA 19103-7098

                                       Approximate Date of Proposed Public Offering: As soon as
                                    practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of common stock of the ASAF Goldman Sachs Mid-Cap Growth Fund of American
Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as
amended.

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                               ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                       IMPORTANT PROXY MATERIALS
                                                            PLEASE VOTE NOW

Dear Shareholder:                                                                                                  October 10, 2003

I am writing to ask you to vote on an important  proposal  whereby the assets of the ASAF  Neuberger  Berman  Mid-Cap  Growth Fund (the
"Neuberger  Mid-Cap  Growth Fund") would be acquired by the ASAF Goldman Sachs Mid-Cap  Growth Fund (the "Goldman  Mid-Cap Growth Fund"
and together with the Neuberger  Mid-Cap Growth Fund,  the "Funds").  The proposed  acquisition  is referred to as a merger.  The Funds are each a series of American Skandia Advisor Funds,  Inc.  ("ASAF").  A shareholder  meeting for the Neuberger  Mid-Cap Growth Fund is scheduled  for  November  21,  2003.  Only  shareholders  of the  Neuberger  Mid-Cap  Growth Fund will vote on the  acquisition  of the
Neuberger Mid-Cap Growth Fund's assets by the Goldman Mid-Cap Growth Fund.

This package contains  information about the proposal and includes  materials you will need to vote. The Board of Directors of ASAF has reviewed  the  proposal  and  recommended  that it be  presented  to  shareholders  of the  Neuberger  Mid-Cap  Growth  Fund for  their consideration.  Although the Directors have determined that the proposal is in the best interests of  shareholders,  the final decision is up to you.

If approved,  the proposed  merger would give you the  opportunity  to participate  in a combined  larger fund with similar  investment policies.  The accompanying proxy statement and prospectus  includes a detailed  description of the proposal.  Please read the enclosed materials carefully and cast your vote.  Remember,  your vote is extremely  important,  no matter how large or small your holdings.  By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please  complete,  date and sign your proxy card before  mailing it in the enclosed  postage paid  envelope.  Votes must be received prior to November 21, 2003.

o By Internet.  Have your proxy card  available.  Go to the web site indicated on your proxy card.  Enter your 12-digit  control number from your proxy card.  Follow the instructions found on the web site.  Votes must be entered prior to 4 p.m. on November 20, 2003.

o By Telephone.  Have your proxy card  available.  Call the toll-free  number on your proxy card.  Enter your 12-digit  control  number from your proxy card.  Follow the instructions given.  Votes must be entered prior to 4 p.m. on November 20, 2003.

If you have any  questions  before you vote,  please call us at  1-800-SKANDIA.  We are glad to help you  understand  the  proposal and assist you in voting. Thank you for your participation.

/s/Judy Rice

Judy Rice

President

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                               ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                               NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special  Meeting of  Shareholders  (the Meeting) of the ASAF  Neuberger  Berman  Mid-Cap Growth Fund (the
"Neuberger  Mid-Cap Growth Fund") will be held at 100 Mulberry Street,  Gateway Center Three, 14th Floor,  Newark, New Jersey 07102, on
November 21, 2003, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For shareholders of the Neuberger Mid-Cap Growth Fund, to approve or disapprove a Plan of  Reorganization  under which the Neuberger
Mid-Cap Growth Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by, the ASAF Goldman Sachs Mid-Cap
Growth Fund (the "Goldman  Mid-Cap Growth Fund").  In connection with this proposed  transfer,  each whole and fractional share of each class of the  Neuberger  Mid-Cap  Growth Fund shall be exchanged for whole and  fractional  shares of equal net asset value of the same class of the Goldman Mid-Cap Growth Fund and outstanding shares of the Neuberger Mid-Cap Growth Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of American  Skandia  Advisor Funds,  Inc., on behalf of the Neuberger  Mid-Cap Growth Fund, has fixed the close of business on September 19, 2003 as the record date for the  determination of the  shareholders of the Neuberger  Mid-Cap Growth Fund, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

/s/Edward P. Macdonald

Edward P. Macdonald

Assistant Secretary

Dated: October 10, 2003

                                                      prospectus/proxy statement
                                                           TABLE OF CONTENTS

                                                                                                                                Page
                                                                                                                                ----

Cover Page                                                                                                                     Cover

SUMMARY............................................................................................................................2
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   The Proposal....................................................................................................................2
   ------------
   Shareholder voting..............................................................................................................2
   ------------------
COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS.....................................................................................2
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   The investment objectives and policies of the Funds.............................................................................2
   ---------------------------------------------------
   Diversification.................................................................................................................3
   ---------------
   Borrowing, Issuing Senior Securities and Pledging Assets........................................................................3
   --------------------------------------------------------
   Lending.........................................................................................................................3
   -------
   Illiquid Securities.............................................................................................................4
   -------------------
   Foreign Securities..............................................................................................................4
   ------------------
   Temporary Defensive Investments.................................................................................................4
   -------------------------------
   Derivative Strategies...........................................................................................................4
   ---------------------
   Investment Restrictions.........................................................................................................4
   -----------------------
   Federal Income Tax..............................................................................................................4
   ------------------
   Risks of investing in the Funds.................................................................................................5
   -------------------------------
   Management of the Company and the Funds.........................................................................................5
   ---------------------------------------
   Fee Arrangements................................................................................................................6
   ----------------
   Distribution Plan...............................................................................................................6
   -----------------
   Valuation.......................................................................................................................7
   ---------
   Purchases, Redemptions, Exchanges and Distributions.............................................................................7
   ---------------------------------------------------
   Fees and expenses...............................................................................................................8
   -----------------
   Expense Examples...............................................................................................................10
   ----------------
   Performance....................................................................................................................11
   -----------
REASONS FOR THE TRANSACTION.......................................................................................................14
---------------------------
INFORMATION ABOUT THE TRANSACTION.................................................................................................15
---------------------------------
   Closing of the Transaction.....................................................................................................15
   --------------------------
   Expenses of the Transaction....................................................................................................15
   ---------------------------
   Tax Consequences of the Transaction............................................................................................15
   -----------------------------------
   Characteristics of the Goldman Mid-Cap Growth Fund shares......................................................................16
   ----------------------------------------------------------
   Capitalizations of the Funds and Capitalization after the Transaction..........................................................16
   ----------------------------------------------------------------------
VOTING INFORMATION................................................................................................................17
------------------
   How to vote....................................................................................................................18
   ------------
   Solicitation of voting instructions............................................................................................18
   ------------------------------------
ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS............................................................................18
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PRINCIPAL HOLDERS OF SHARES.......................................................................................................19
---------------------------
EXHIBITS TO PROSPECTUS/PROXY STATEMENT............................................................................................20
--------------------------------------
   Exhibit A.......................................................................................................................1
   ---------
      Plan of Reorganization.......................................................................................................1
      ----------------------
   EXHIBIT B.......................................................................................................................1
   ---------
      Prospectus dated March 1, 2003...............................................................................................1
      ------------------------------
   EXHIBIT C.......................................................................................................................2
   ---------
      Annual Report dated October 31, 2002.........................................................................................2
      ------------------------------------
   EXHIBIT D.......................................................................................................................3
   ---------
      Supplements dated May 16, 2003, August 1, 2003, September 16, 2003 and October 2, 2003.......................................3
      --------------------------------------------------------------------------------------

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                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                        Dated October 10, 2003

                              Acquisition of the Assets of the ASAF Neuberger Berman Mid-Cap Growth Fund

                              By and in exchange for shares of the ASAF Goldman Sachs Mid-Cap Growth Fund

         This  Prospectus/Proxy  Statement is furnished in connection with a Special  Meeting (the "Meeting") of shareholders  the ASAF
Neuberger  Berman Mid-Cap Growth Fund (the "Neuberger  Mid-Cap Growth Fund") of American  Skandia  Advisor Funds,  Inc. (the "Company")
called by the Company to approve or  disapprove a Plan of  Reorganization  (the  "Plan").  If  shareholders  of the  Neuberger  Mid-Cap
Growth Fund vote to approve the Plan,  you will receive  shares of the ASAF Goldman  Sachs Mid-Cap  Growth Fund (the  "Goldman  Mid-Cap
Growth Fund" and,  together with the Neuberger  Mid-Cap Growth Fund,  the "Funds") of the Company equal in value to your  investment in shares of the Neuberger  Mid-Cap  Growth Fund as provided in the Plan and  described at greater  length  below.  The Neuberger  Mid-Cap
Growth Fund will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry Street,  Gateway Center Three, 14th Floor,  Newark,  New Jersey 07102 on November 21,
2003 at 11:00 a.m.  Eastern  standard  time.  The Board of  Directors  of the  Company  is  soliciting  these  proxies on behalf of the
Neuberger Mid-Cap Growth Fund.  This Prospectus/Proxy Statement will first be sent to shareholders on or about October 20, 2003.

         The  investment  objective of the Goldman  Mid-Cap  Growth Fund is to seek  long-term  growth of capital while the  investment objective  of the  Neuberger  Mid-Cap  Growth  Fund is to  seek  capital  growth.  However,  both  Funds  invest  primarily  in  medium capitalization companies.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and  issuance of shares of the
Goldman  Mid-Cap  Growth  Fund  that you  should  know  before  investing.  You  should  retain  it for  future  reference.  Additional information  about the Goldman  Mid-Cap  Growth Fund and the proposed  reorganization  has been filed with the  Securities and Exchange
Commission ("SEC") and can be found in the following documents:

|_|      The Prospectus for the Funds dated March 1, 2003 is enclosed with and considered a part of this Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  (SAI) relating to this  Prospectus/Proxy  Statement dated March 1, 2003 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed by, any bank,  and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks,  including the possible loss of principal.

         SUMMARY

         This is only a summary  of  certain  information  contained  in this  Prospectus/Proxy  Statement.  You  should  read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (enclosed as Exhibit B).

The Proposal

         You are being asked to consider  and approve a Plan of  Reorganization  that will have the effect of combining  the  Neuberger
Mid-Cap Growth Fund and the Goldman  Mid-Cap Growth Fund of the Company into a single Fund. If  shareholders  of the Neuberger  Mid-Cap
Growth Fund vote to approve the Plan,  the assets of the  Neuberger  Mid-Cap  Growth Fund will be  transferred  to the Goldman  Mid-Cap
Growth Fund in exchange for a then equal value of shares of the Goldman  Mid-Cap  Growth Fund.  Shareholders  will have their shares of the Neuberger  Mid-Cap Growth Fund exchanged for the Goldman  Mid-Cap Growth Fund shares of equal dollar value based upon the values of the shares at the time the Neuberger  Mid-Cap  Growth Fund assets are  transferred  to the Goldman  Mid-Cap  Growth Fund. The Neuberger
Mid-Cap Growth Fund will be liquidated and dissolved.  The proposed  reorganization is referred to in this  Prospectus/Proxy  Statement as the  "Transaction."  As a result of the  Transaction,  you will cease to be a shareholder  of the Neuberger  Mid-Cap Growth Fund and will become a shareholder of the Goldman Mid-Cap Growth Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section,  the Board of Directors of the Company has determined that the Transaction is in the best interests of the  shareholders of the Neuberger  Mid-Cap Growth Fund and the Goldman Mid-Cap Growth
Fund, and also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of Directors of the Company,  on behalf of both the Neuberger  Mid-Cap  Growth Fund and the Goldman  Mid-Cap Growth Fund, has
approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the Neuberger  Mid-Cap Growth Fund at the close of business on September 19, 2003 (the "Record
Date") will be entitled to vote at the  Meeting,  and will be entitled to one vote for each full share and a  fractional  vote for each fractional  share that they hold.  The  affirmative  vote of the holders of a majority of the total  number of shares of the  Neuberger
Mid-Cap Growth Fund outstanding and entitled to vote is necessary to approve the Transaction.

         Please vote your shares as soon as you receive this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the enclosed  ballot  (the  "proxy  card") or over the  Internet  or by phone.  If you vote by any of these  methods,  your  votes  will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time  until the vote is taken at the  Meeting.  For more  details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

         COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objectives and policies of the Funds

         This section  describes the investment  policies of the Neuberger  Mid-Cap Growth Fund and the Goldman Mid-Cap Growth Fund and
the  differences  between them. For a complete  description of the  investment  policies and risks of the Goldman  Mid-Cap Growth Fund, you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives of the Funds are  comparable.  The  investment  objective of the Neuberger  Mid-Cap Growth Fund is capital  growth and the  investment  objective of the Goldman  Mid-Cap  Growth Fund is to seek  long-term  capital  growth.  Both Funds invest primarily in equity securities of medium capitalized growth companies.

         The Neuberger  Mid-Cap Growth Fund will invest  primarily in common stocks of companies  included in the Russell Midcap(R)Index
(the "Russell Midcap").  Generally,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap at the time of investment  are  considered  mid-cap  companies  for purposes of this fund.  Some of the  Neuberger  Mid-Cap  Growth Fund's assets may be invested in the  securities  of  large-cap  companies as well as  small-cap  companies.  The fund seeks to reduce risk by diversifying  among many companies and industries.  The fund does not seek to invest in securities that pay dividends or interest,  and any such income is incidental.

         The Neuberger  Mid-Cap Growth Fund is normally  managed using a growth oriented  investment  approach.  For growth  investors, the aim is to invest in companies  that are already  successful  but could be even more so. The fund looks for fast  growing  companies that are in new or rapidly  evolving  industries.  Factors in identifying  these companies may include above average growth of earnings or earnings  that exceed  analyst's  expectations.  The fund may also look for other  characteristics  in a company,  such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

         The Goldman Mid-Cap Growth Fund will invest, under normal  circumstances,  at least 80% of its assets in medium capitalization companies.  The fund pursues its objective by investing  primarily in equity  securities  selected for their growth  potential.  Equity securities include common sticks,  preferred sticks,  warrants and securities  convertible into or exchangeable for common or preferred stock. The fund considers  medium-sized  companies to be those whose market  capitalizations  (measured at the time of investment) fall within the range of companies  within the Standard & Poor's  MidCap 400 Index (the "S&P 400").  The market  capitalizations  within the
S&P 400 will vary, but as of January 31, 2003, they ranged from approximately $172 million to $7.3 billion.

         Goldman Sachs Asset  Management , L.P., the  sub-adviser to the Goldman  Mid-Cap Growth Fund,  takes a "bottom up" approach to choosing  investments  for the fund.  In other words,  the Goldman  Mid-Cap  Growth Fund seeks to identify  individual  companies  with earnings  growth  potential  that may not be  recognized  by the market at large.  Because the Goldman  Mid-Cap  Growth Fund may invest substantially  all of its  assets  in  equity  securities,  the main  risk of  investing  in the fund is that the  value of the  equity securities it holds might  decrease.  Stock values may fluctuate in response to the activities of an individual  company or in response to general market or economic conditions.

         The Goldman  Mid-Cap Growth Fund generally  intends to purchase  securities for long-term  investment  rather than  short-term gains.  However,  short-term  transactions  may occur as the result of liquidity  needs,  securities  having reached a desired price or yield,  anticipated  changes in interest rates or the credit standing of an issuer, or by reason of economic or other  developments not foreseen at the time the  investment  was made.  To a limited  extent,  the Goldman  Mid-Cap  Growth Fund may  purchase  securities  in anticipation  of relatively  short-term  price gains.  The Goldman  Mid-Cap  Growth Fund may also sell one security and  simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

Diversification

         The Neuberger  Mid-Cap  Growth Fund is a  diversified  fund.  This means that,  with respect to 75% of the value of the fund's total assets,  the Neuberger  Mid-Cap  Growth Fund invests in cash,  cash items,  obligations of the U.S.  Government,  its agencies or instrumentalities,  securities  of other  investment  companies  and "other  securities."  The "other  securities"  are  subject to the requirement  that not more than 5% of total assets of the Neuberger  Mid-Cap Growth Fund will be invested in the securities of a single issuer and that the fund will not hold more than 10% of any single issuer's outstanding voting securities.

         The  Neuberger  Mid-Cap  Growth Fund may not purchase the  securities  of any issuer if, as a result,  the  Neuberger  Mid-Cap
Growth Fund would fail to be a diversified  company within the meaning of the Investment  Company Act of 1940, as amended  ("Investment
Company Act") and the rules and regulations promulgated thereunder.

         The Goldman Mid-Cap Growth Fund is also classified as a "diversified" investment company under the Investment Company Act.

Borrowing, Issuing Senior Securities and Pledging Assets

         Neither Fund may issue senior  securities,  borrow money or pledge assets  except as permitted  under the  Investment  Company
Act, the rules and regulations  promulgated thereunder,  or under any exemptive order, SEC release,  no-action letter or similar relief or interpretations.

Lending

         Both Funds may lend assets to brokers,  dealers  and  financial  institutions.  Both Funds may make loans,  including  through loans of assets of the Fund,  repurchase  agreements,  trade claims,  loan participations or similar  investments,  as permitted by the
Investment  Company Act. For purposes of this  limitation and  consistent  with the Fund's  investment  objective,  the  acquisition of bonds,  debentures,  other debt securities or instruments,  or  participations or other interests therein and investments in government obligations,  commercial paper,  certificates of deposit,  bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

Illiquid Securities

         Both Funds may invest in illiquid  securities,  including those without a readily  available market and repurchase  agreements with maturities longer than seven days. Both Funds may hold up to 15% of its net assets in illiquid securities.

Foreign Securities

         Both Funds may invest up to 25% of its  assets in foreign  securities  denominated  in  foreign  currencies  and not  publicly traded in the  United  States.  The Funds  also may  invest in  foreign  companies  through  depository  receipts  or  passive  foreign investment companies.

Temporary Defensive Investments

         Although each Fund normally invest assets  according to its investment  strategy,  there are times when a Fund may temporarily invest up to 100% of its assets in money market instruments in response to adverse market, economic or political conditions.

Derivative Strategies

         Both Funds may use  derivative  strategies  to try to improve the Fund's  returns or hedging  techniques to try to protect its assets.  Derivatives,  such as futures,  options,  foreign currency forward contracts,  options on futures and swaps, involve costs and can be volatile. With derivatives,  the Fund's sub-advisor is trying to predict whether the underlying investment-- a security,  market index,  currency,  interest  rate or some  other  asset,  rate or index--  will go up or down at some  future  date.  Each Fund may use derivatives  to try to reduce risk or to increase  return,  taking into  account the Fund's  overall  investment  objective.  The Funds cannot  guarantee  these  derivative  strategies  will work,  that the  instruments  necessary to implement  these  strategies  will be available or that the Funds will not lose money.

         For more information about the risks and restrictions  associated with these policies,  see the Funds'  Prospectus,  and for a more detailed discussion of the Funds' investments,  see the Statements of Additional  Information,  all of which are incorporated into this Proxy Statement by reference.

Investment Restrictions

         Each of the Funds has substantially identical fundamental investment restrictions.

Federal Income Tax

         Each Fund is treated as a separate  entity for federal  income tax  purposes.  Each Fund has  qualified and elected or intends to qualify and elect to be treated as a "regulated  investment  company"  under  Subchapter M of the Internal  Revenue Code of 1986, as
amended (the  "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must,  among other  things,  (a) derive at least 90% of its gross  income from  dividends,  interest,  payments  with  respect to loans of stock and securities,  gains from the sale or other  disposition  of stock,  securities or foreign  currency and other income  (including but not limited to gains from  options,  futures,  and forward  contracts)  derived  with  respect to its  business of investing in such stock, securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year,  (i) at least
50% of the value of the Fund's total assets is  represented  by cash,  cash items,  U.S.  Government  securities,  securities  of other regulated  investment  companies,  and other securities  limited, in respect of any one issuer, to an amount not greater than 5% of the
Fund's total  assets,  and 10% of the  outstanding  voting  securities  of such issuer,  and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.  Government  securities or securities of other  regulated investment  companies).  As a regulated  investment  company,  a Fund (as opposed to its  shareholders)  will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net  investment  income and  realized  net  short-term  capital  gain in excess of net  long-term  capital loss for the taxable year is distributed in accordance with the Code's timing requirements

         The  Transaction  may entail  various  tax  consequences  which are  discussed  under the  caption  "Tax  Consequences  of the
Transaction."

Risks of investing in the Funds

         Like all  investments,  an investment in either Fund involves  risk.  There is no assurance that either of the Funds will meet its investment  objective.  As with any fund investing  primarily in equity securities,  the value of the securities held by a Fund may decline.  Stocks can decline for many reasons,  including  reasons  related to the  particular  company,  the industry of which it is a part, or the securities markets generally.  These declines may be substantial.

         The risk to which a capital growth fund is subject  depends in part on the size of the companies in which the particular  fund invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic  price  movements  than  securities of larger companies,  in part because they may have limited  product  lines,  market or financial  resources.  As funds that invest  primarily in mid-cap companies,  the Funds' risk and share price fluctuation can be expected to be more than that of many funds investing  primarily in large-cap  companies,  but less than that of many funds  investing  primarily in small-cap  companies.  In general,  the smaller the company,  the more likely it is to suffer  significant  losses as well as to realize  substantial  growth.  Smaller  companies may lack depth of management,  they may be unable to generate funds necessary for growth or potential development,  or they may be developing or marketing  products or services for which there are not yet, and may never be,  established  markets.  In addition,  such companies may be subject to intense  competition from larger companies,  and may have more limited trading markets than the markets for securities of larger  issuers.  Moreover,  value stocks are believed to be selling at prices  lower than what they are actually  worth,  while growth stocks are those of companies  that are expected to grow at  above-average  rates.  A fund  investing  primarily in growth  stocks will tend to be subject to more risk than a value fund, although this will not always be the case.

Management of the Company and the Funds

         American  Skandia  Investment  Services,  Inc.  ("ASISI") and Prudential  Investments  LLC ("PI"),  Gateway Center Three,  100
Mulberry  Street,  Newark,  New Jersey,  serve as co-managers  (each an "Investment  Manager" and together the  "Investment  Managers")
pursuant  to an  investment  management  agreement  with the  Company on behalf of each Fund (the  "Management  Agreement").  Under the
Management  Agreement,  PI, as co-manager,  will provide  supervision and oversight of ASISI's investment  management  responsibilities with respect to the Company.  Pursuant to the  Management  Agreement,  the  Investment  Managers  will jointly  administer  each Fund's business  affairs and supervise each Fund's  investments.  Subject to approval by the Board of Directors,  the Investment  Managers may
select and employ one or more sub-advisors for a Fund, who will have primary  responsibility  for determining what investments the Fund will  purchase,  retain and sell.  Also subject to the approval of the Board of Directors,  the  Investment  Managers may  reallocate a
Fund's assets among  sub-advisors  including (to the extent legally  permissible)  affiliated  sub-advisors,  consistent  with a Fund's investment objectives.

         The Company has obtained an exemption from the SEC that permits an Investment  Manager to change  sub-advisors  for a Fund and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes. Any such sub-advisor change would continue to be subject to approval by the Board of Directors of the Company.  This  exemption  (which is similar to exemptions  granted to other  investment  companies  that are  operated  in a similar  manner as the  Company)  is intended  to  facilitate  the  efficient supervision and management of the sub-advisors by the Investment Managers and the Directors of the Company.

         The Investment  Managers  currently  engage the following  sub-advisors  to manage the  investments of each Fund in accordance with the Fund's investment objective,  policies and limitations and any investment  guidelines  established by the Investment Managers.
Each sub-advisor is responsible,  subject to the supervision and control of the Investment  Managers,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         Neuberger  Berman  Management  Inc. ("NB  Management"),  605 Third Avenue,  New York, NY 10158,  serves as sub-advisor for the
Neuberger  Mid-Cap  Growth Fund. NB Management  and its  predecessor  firms have  specialized  in the  management of mutual funds since
1950. Neuberger Berman, LLC ("Neuberger  Berman"),  an affiliate of NB Management,  acts as a principal broker in the purchase and sale of portfolio  securities for the Funds for which it serves as Sub-advisor,  and provides NB Management  with certain  assistance in the management  of the Funds  without  added  cost to the  Funds,  ASISI or PI.  Neuberger  Berman  and its  affiliates  manage  securities accounts, including mutual funds, that had approximately $56.1 billion of assets as of December 31, 2002.

         Goldman Sachs Asset  Management,  L.P.  ("GSAM"),  is located at 32 Old Slip, New York, New York 10005.  GSAM registered as an investment  advisor in 1990.  Prior to the end of April  2003,  Goldman  Sachs  Asset  Management,  a business  unit of the  Investment
Management  Division of Goldman,  Sachs & Co. ("Goldman  Sachs") served as Sub-advisor for the Goldman Mid-Cap Growth Fund. On or about
April 26, 2003, GSAM assumed  Goldman Sachs'  investment  advisory  responsibilities  for this fund. GSAM serves as investment  manager for a wide range of clients including pension funds,  foundations and insurance  companies and individual  investors.  GSAM, along with other units of the Investment  Management Division of Goldman Sachs, managed  approximately $329.6 billion in assets as of December 31,
2002.

         The Neuberger  Mid-Cap  Growth Fund is managed by a team lead by Jon D. Brorson,  consisting of the following  lead  portfolio managers,  each of whom has managed the Fund since  January  2003.  Jon D.  Brorson has  co-managed  an equity  mutual fund and managed other equity portfolios since 1990 at two other investment managers,  where he also had responsibility for investment  research,  sales and  trading.  Kenneth J. Turek has managed or  co-managed  two equity  mutual  funds and other  equity  portfolios  for several  other investment  managers since 1985.  Each team member is a Vice President of NB Management  and a Managing  Director of Neuberger  Berman,
LLC.

         The portfolio  managers  responsible  for the  day-to-day  management of the Goldman  Mid-Cap  Growth Fund since Goldman Sachs became the Fund's  Sub-advisor  in November 2002 are Herbert  Ehlers,  David Shell,  CFA,  Steven M. Barry,  Gregory H.  Ekizian,  CFA,
Kenneth Berents,  Ernest C. Segundo,  Jr., CFA, Andrew F. Pyne,  Scott Kolar, CFA and Mark D. Shattan.  Mr. Ehlers began his investment career in the 1960s and is a Managing  Director/Partner  of  Goldman,  Sachs & Co. He is the Chief  Investment  Officer  for the Growth
Team. He served as CEP of Liberty  Investment  Management  ("Liberty")  prior to Goldman  Sachs'  acquisition  of Liberty in 1997.  Mr.
Ehlers  joined  Liberty's  predecessor  firm,  Eagle Asset  Management,  in 1980.  Mr.  Shell,  Mr. Barry and Mr.  Ekizian are Co-Chief
Investment  Officers  and senior  portfolio  managers for the Growth Team.  Mr. Shell served as a senior  portfolio  manager at Liberty prior to Goldman  Sachs'  acquisition  of Liberty and had been employed by Liberty and its  predecessor  firm since 1987.  Mr.  Ekizian served as a senior  portfolio  manager at Liberty prior to Goldman  Sachs'  acquisition of Liberty and had been employed by Liberty and its  predecessor  firm since 1990.  Prior to joining  Goldman  Sachs in 1999,  Mr.  Barry was a portfolio  manager at Alliance  Capital
Management  where he served for eleven years.  Mr. Berents is a senior  portfolio  manager.  Prior to joining Goldman Sachs in 2000, he served for seven  years as Managing  Director  and  Director of Research  for First  Union  Securities,  Inc.  Mr.  Segundo is a senior portfolio  manager.  Prior to Goldman Sachs'  acquisition of Liberty,  Mr. Segundo served as a senior portfolio  manager at Liberty and had been with Liberty and its  predecessor  firm since 1992.  Mr. Pyne is a senior  portfolio  manager and joined the firm in 1997. Mr.
Kolar is a portfolio  manager and has been with the firm since 1994.  Mr.  Shattan is a portfolio  manager and joined the firm in 1999.
From 1997 to 1999, Mr. Shattan was an equity research analyst for Salomon Smith Barney.

Fee Arrangements

         The Funds have  comparable  fee  arrangements.  Under the Management  Agreement  with respect to the Neuberger  Mid-Cap Growth
Fund,  the fund is obligated to pay ASISI an annual  investment  management  fee equal to .90% of its average  daily net assets.  Under the  Management  Agreement with respect to the Goldman  Mid-Cap  Growth Fund,  the fund is obligated to pay ASISI an annual  investment management  fee equal to 1.00% of its average  daily net assets.  During the  calendar  year ended  December 31,  2002,  the  Neuberger
Mid-Cap Growth Fund paid  $1,709,543 in investment  management  fees to ASISI. If the fee rate applicable to the Goldman Mid-Cap Growth
Fund had been in effect during such period,  the Goldman Mid-Cap Growth Fund would have paid  $1,899,492 in investment  management fees to ASISI.  ASISI has  agreed to a waive a portion of its  annual  investment  management  fee equal to 0.10% of the  average  daily net assets up to $1 billion,  consequently  the net annual  investment  management  fee (after  waivers) is equal to 0.90% of the Neuberger
Mid-Cap Growth Fund's average daily net assets.

         ASISI pays NB Management and GSAM a sub-advisory fee for sub-advisory  services for the Neuberger  Mid-Cap Growth Fund and the
Goldman  Mid-Cap  Growth  Fund,  respectively.  ASISI pays  these  sub-advisory  fees at no  additional  costs to the Funds.  Under the current  sub-advisory  agreement for the Neuberger  Mid-Cap Growth Fund,  ASISI pays NB Management an annual  sub-advisory fee equal to
0.40% of the average  daily net assets.  Under the  sub-advisory  agreement  for the Goldman  Mid-Cap  Growth Fund,  ASISI pays GSAM an annual  sub-advisory  fee equal to the following  percentages  of the combined  average daily net assets of the Goldman  Mid-Cap Growth
Fund,  the ASAF Goldman  Sachs  Concentrated  Growth Fund,  the AST Goldman Sachs  Mid-Cap  Growth  Portfolio and the AST Goldman Sachs
Concentrated  Growth  Portfolio,  that are all managed by the Sub-Advisor and identified by the Sub-advisor and the Investment  Manager as being  similar to the Funds .28% of the portion of the average  daily net assets of the Funds not in excess of $1 billion  plus .25%
of the portion of the net assets over $1 billion.

         Because the net Investment  Management fee rates  currently paid to ASISI by the Neuberger  Mid-Cap Growth Fund are equivalent
(after  investment  management  fee waivers) to the fee rates paid by the Goldman  Mid-Cap  Growth  Fund,  former  shareholders  of the
Neuberger  Mid-Cap Growth Fund will pay a similar  investment  advisory fee rate after  becoming  shareholders  of the Goldman  Mid-Cap
Growth Fund upon completion of the  Transaction.  The investment  management fee waiver that ASISI has agreed to in connection with the
Goldman Mid-Cap Growth Fund will remain in place until at least March 1, 2004.

Distribution Plan

         The  Company  adopted  a  Distribution  and  Service  Plan  (commonly  known as a "12b-1  Plan")  for each  class of shares to compensate the Funds'  distributor  for its services and costs in distributing  shares and servicing  shareholder  accounts.  Under the
Distribution  and  Service  Plan for Class A shares,  each Fund pays the  distributor  0.50% of the  Fund's  average  daily net  assets attributable  to Class A shares.  Under the Plans for  Class B, X and C  shares,  each Fund pays the  distributor  1.00% of the  Fund's average  daily net assets  attributable  to the relevant  Class of shares.  Because  these fees are paid out of the Funds' assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.  The distributor uses  distribution and service fees received under each 12b-1 Plan to compensate  qualified dealers for services  provided in connection  with the sale of shares and the  maintenance of shareholder  accounts.  The  distributor has assigned its rights to receive distribution and service fees under the Class B and Class X 12b-1 Plans to third parties.

Valuation

         The net asset  value  ("NAV")  per share is  determined  for each class of shares for each Fund as of the time of the close of the NYSE  (which  is  normally  4:00  p.m.  Eastern  Time) on each  business  day by  dividing  the value of the  Fund's  total  assets attributable to a class,  less any  liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each Fund are valued on the basis of market  quotations.  However,  in certain  circumstances  where market  quotations are not readily available or where market quotations for a particular  security or asset are believed to be incorrect,  securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for each Fund are  identical.  The  offering  price is the NAV plus any  initial  sales  charge  that applies.  Class A shares are sold at NAV plus an initial  sales charge that varies  depending on the amount of your  investment.  Class
B shares are sold at NAV per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred sales charge ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share plus an initial  sales charge of 1% of the  offering  price.  If Class C shares are  redeemed  within 12 months of the first business day of calendar month of their purchase,  a CDSC of 1.0% will be deducted from the redemption  proceeds.  Class X shares are sold at NAV per share  without an initial  sales  charge.  In addition,  investors  purchasing  Class X shares will  receive,  as a bonus, additional shares having a value equal to 2.50% of the amount invested.

         Although  Class X shares are sold without an initial  sales  charge,  if Class X shares are  redeemed  within 8 years of their purchase,  a CDSC will be deducted from the redemption proceeds.  Refer to the Funds' Prospectus for more information  regarding how to purchase shares.

         The  redemption  policies for each Fund are identical.  Your shares will be sold at the next NAV  determined  after your order to sell is received,  less any  applicable  CDSC imposed.  Refer to the Funds'  Prospectus for more  information  regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of other  Funds at NAV per share at the time of  exchange.
Exchanges  of shares  involve a  redemption  of the shares of the Fund you own and a purchase  of shares of  another  Fund.  Shares are normally  redeemed and  purchased  in the exchange  transaction  on the business day on which the Transfer  Agent  receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income  and  capital  gains to  shareholders  each year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following  table  describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Goldman Mid-Cap Growth Fund after the Transaction.

Class A Shares
--------------

                                                         NB Mid-Cap        GS Mid-Cap      GS Mid-Cap Growth Fund
                                                         -----------       -----------     ----------------------
                                                        Growth Fund        Growth Fund       After Transaction
                                                        ------------       ------------      -----------------
                                                           Class A           Class A              Class A
                                                           -------           -------              -------
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  5.75%             5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                      None1             None1                None1
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               0.50%              0.50%                0.50%
       Other Expenses.............................               0.99%              1.88%                1.02%
       Advisory Fee Waivers and Expense Reimbursement           (0.54)%            (1.48)%              (0.67)%
       Total Annual Fund Operating Expenses.......               1.85%              1.90%                1.85%

Class B Shares
--------------

                                                         NB Mid-Cap        GS Mid-Cap      GS Mid-Cap Growth Fund
                                                         -----------       -----------     ----------------------
                                                        Growth Fund        Growth Fund       After Transaction
                                                        ------------       ------------      -----------------
                                                           Class B           Class B              Class B
                                                           -------           -------              -------
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.99%              1.88%                1.02%
       Advisory Fee Waivers and Expense Reimbursement           (0.54)%            (1.48)%              (0.67)%
       Total Annual Fund Operating Expenses.......               2.35%              2.40%                2.35%

Class C Shares
--------------

                                                         NB Mid-Cap        GS Mid-Cap      GS Mid-Cap Growth Fund
                                                         -----------       -----------     ----------------------
                                                        Growth Fund        Growth Fund       After Transaction
                                                        ------------       ------------      -----------------
                                                           Class C           Class C              Class C
                                                           -------           -------              -------
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     On Purchases (as % of offering price)                  1.00%             1.00%                1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     1.00%3             1.00%3               1.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.99%              1.88%                1.02%
       Advisory Fee Waivers and Expense Reimbursement           (0.54)%            (1.48)%              (0.67)%
       Total Annual Fund Operating Expenses.......               2.35%              2.40%                2.35%

Class X Shares
--------------

                                                         NB Mid-Cap        GS Mid-Cap      GS Mid-Cap Growth Fund
                                                         -----------       -----------     ----------------------
                                                        Growth Fund        Growth Fund       After Transaction
                                                        ------------       ------------      -----------------
                                                           Class X           Class X              Class X
                                                           -------           -------              -------
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     On Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.99%              1.88%                1.02%
       Advisory Fee Waivers and Expense Reimbursement           (0.54)%            (1.48)%              (0.67)%
       Total Annual Fund Operating Expenses.......               2.35%              2.40%                2.35%

1. Under  certain  circumstances,  purchases  of Class A shares not  subject to an initial  sales  charge  (load)  will be subject to a contingent  deferred sales charge (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
2. A $10 fee may be imposed for wire  transfers of redemption  proceeds.  For an additional  discussion of wire  redemptions,  see this
Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an initial  sales  charge but you may pay a CDSC if you redeem some or all of your shares  before the end of the  seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after which you  purchased  such  shares.  The CDSC is 6%,  5%,  4%, 3%, 2%, 2% and 1% for  redemptions  of Class B shares  occurring  in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged after these periods.  If you purchase  Class C shares,  you may pay an initial sales charge of 1% and you may incur a CDSC if you  redeem  some or all of your  Class C shares  within  12 months of the  calendar  month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds,  and the cost of investing in the Goldman  Mid-Cap Growth Fund after the  Transaction.  They assume that you invest
$10,000,  that you receive a 5% return each year, and that the Funds' total operating  expenses  remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
NB Mid-Cap Growth Fund                               752           1,229           1,731           3,106
GS Mid-Cap Growth Fund                               757           1,424           2,114           3,937
GS Mid-Cap Growth Fund                               752           1,254           1,782           3,219
(Projected after the Transaction)

   Class B Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
NB Mid-Cap Growth Fund                               838           1,244           1,676           3,057
GS Mid-Cap Growth Fund                               843           1,448           2,071           3,903
GS Mid-Cap Growth Fund                               838           1,270           1,728           3,172
(Projected after the Transaction)

   Class C Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
NB Mid-Cap Growth Fund                               436              936          1,561           3,244
GS Mid-Cap Growth Fund                               441           1,138           1,953           4,072
GS Mid-Cap Growth Fund                               436              962          1,613           3,357
(Projected after the Transaction)

   Class X Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
NB Mid-Cap Growth Fund                               844           1,265           1,813           3,255
GS Mid-Cap Growth Fund                               849           1,474           2,218           4,112
GS Mid-Cap Growth Fund                               844           1,292           1,866           3,372
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
NB Mid-Cap Growth Fund                               752           1,229           1,731           3,106
GS Mid-Cap Growth Fund                               757           1,424           2,114           3,937
GS Mid-Cap Growth Fund                               752           1,254           1,782           3,219
(Projected after the Transaction)

   Class B Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
NB Mid-Cap Growth Fund                               238              844          1,476           3,057
GS Mid-Cap Growth Fund                               243           1,048           1,871           3,903
GS Mid-Cap Growth Fund                               238              870          1,528           3,172
(Projected after the Transaction)

   Class C Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
NB Mid-Cap Growth Fund                               336              936          1,561           3,244
GS Mid-Cap Growth Fund                               341           1,138           1,953           4,072
GS Mid-Cap Growth Fund                               336              962          1,613           3,357
(Projected after the Transaction)

   Class X Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
NB Mid-Cap Growth Fund                               244              865          1,513           3,255
GS Mid-Cap Growth Fund                               249           1,074           1,918           4,112
GS Mid-Cap Growth Fund                               244              892          1,566           3,372
(Projected after the Transaction)

Performance

         The bar  charts  show the  performance  of the Class A shares of each  Fund for each full  calendar  year the Fund has been in operation.  The first table below each bar chart shows each such  Fund's  best and worst  quarters  during the periods  included in the bar chart.  The second  table  shows the  average  annual  total  returns  before  taxes for each Class of each Fund for 2002 and since inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions  and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information may help provide an indication of each Fund's risks by showing changes in performance  from year to year and by comparing the Fund's  performance  with that of a broad-based  securities  index.  The average annual figures reflect sales charges;
the other figures do not, and would be lower if they did. All figures  assume  reinvestment  of dividends.  Past  performance  does not necessarily indicate how a Fund will perform in the future.

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 48.79%, 4th Quarter 1999                        Down 28.82%, 3rd Quarter 2001
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception*)           10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -35.84%                     -0.54%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -35.84%                     -0.63%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -22.00%                     -0.46%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -38.25%                     -0.14%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -33.93%                      0.09%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -36.58%                      0.19%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 400 Index              -14.53%                     11.53%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  * Inception date: August 19, 1998

After-tax returns are shown for Class A shares only.  The after-tax returns for other Classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.

 Part of the  historical  performance  of the Fund is due to purchases of securities  sold in Initial  Public  Offerings  ("IPOs") that materially  affected  the  performance  of the Fund.  The  effect of IPOs on the  Fund's  performance  depends  on a variety of factors including  the number of IPOs that the Fund  invests in,  whether  and to what extent a security  purchased  in an IPO  appreciates  in value,  and the asset base of the Fund.  Although Funds may purchase IPOs,  not all such purchases may materially  affect  performance.
There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

            -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 13.95%, 4th quarter 2001                        Down 27.89%, 3rd quarter 2001
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception**)          10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -32.90%                    -41.52%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -32.90%                    -41.51%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -20.20%                    -30.48%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -35.23%                    -43.82%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -30.89%                    -40.55%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -33.53%                    -43.22%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 400 Index              -14.53%                     -8.57%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  *Prior to November  11, 2002 the ASAF  Goldman  Sachs  Mid-Cap  Growth Fund was known as the ASAF Janus  Mid-Cap
                  Growth Fund and Janus Capital Management LLC served as Sub-advisor to the Fund.
                  ** Inception date: September 11, 2000

                  After-tax returns are shown for Class A shares only.  The after-tax returns for other Classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

         REASONS FOR THE TRANSACTION

         The Directors,  including all of the Directors who are not "interested  persons" of the Company (the "Independent  Directors")
have unanimously  determined that the Transaction  would be in the best interests of the  shareholders of Neuberger  Mid-Cap Growth and the Goldman  Mid-Cap  Growth Funds and that the  interests of the  shareholders  of Neuberger  Mid-cap  Growth and the Goldman  Mid-Cap
Growth Funds would not be diluted as a result of the  Transaction.  At a meeting held on July 25, 2003,  the Board  considered a number of factors, including the following:

o the compatibility of the Funds' investment objectives, policies and restrictions;

o the estimated costs of the Transaction;

o the relative past and current  growth in assets and  investment  performance  of the Funds and future  prospects for Goldman  Mid-Cap
Growth Fund;

o the relative expense ratios of the Funds;

o the anticipated tax consequences of the merger; and

o the relative  size of the Neuberger  Mid-Cap  Growth Fund and the past and  anticipated  future  inability of the  Neuberger  Mid-Cap
Growth Fund to achieve satisfactory asset growth.

         At the July 25  meeting,  PI and ASISI  recommended  the merger to the Board.  In  recommending  the  merger,  the  Investment
Manager  advised the Board that the Funds have  comparable  investment  objectives,  similar  policies and investment  portfolios,  and similar  investment  styles.  The  Investment  Manager  advised the Board that the  Neuberger  Mid-Cap  Growth Fund at May 31, 2003 had
attracted  assets of  approximately  $148 million while the Goldman  Mid-Cap Growth Fund had assets of  approximately  $21.4 million as such  date.  The  Investments  Managers  noted for the Board the  Transaction  will  result in an  increase  in gross  expenses  to the shareholders  of the Neuberger  Mid-Cap Growth Fund.  Accordingly the Investment  Managers  notified the Board that they will lower the current expense caps  applicable to the Goldman  Mid-Cap Growth Fund in order to prevent an increase in the net costs to  shareholders.
Although the Neuberger  Mid-Cap  Growth Fund is  considerably  larger than the Goldman  Mid-Cap  Growth Fund,  the  Investment  Manager
expressed is belief that the  Transaction is in the best interests of the  shareholders  of the Neuberger  Mid-Cap Growth Fund. In this regard,  the Investment  Manager recalled recent changes in the investment  personnel for the Neuberger  Mid-Cap Growth Fund reflecting its  disappointing  performance and expressed a belief that GSAM, which has only managed the Goldman Mid-Cap Growth Fund since November
2002, offered prospects of improved investment  performance because of a more fully established  portfolio management team and stronger institutional  performance  track  record By merging the Funds,  Neuberger  Mid-Cap  Growth  shareholders  would enjoy a greater  asset base and lower cost  structure.  The  Investment  manager also expressed its belief that the  Transaction  would  facilitate  marketing efforts of the Goldman  Mid-Cap Growth Fund because of GSAM's  stronger  institutional  performance  track record to the benefit of the shareholders of both Funds.

         Moreover,  the Board considered that if the merger is approved,  shareholders of the Neuberger Mid-Cap Growth Fund, regardless of the class of shares they own,  should not realize any increase in the net annual  operating  expenses (that is, after any waivers or reimbursements)  paid on their investment.  Management noted for the Board's  consideration  that the expense waivers to be implemented for the Goldman Mid-Cap Growth Portfolio will remain in place until at least March 1, 2004.

         The Board,  including a majority of the Independent  Directors,  after consideration of the above,  unanimously concluded that the Transaction is in the best interests of the  shareholders of the Neuberger  Mid-Cap Growth Fund and the Goldman Mid-Cap Growth Fund
and that no dilution of value would result to the  shareholders  of the Neuberger  Mid-Cap  Growth Fund or the Goldman  Mid-Cap  Growth
Fund from the  Transaction.  Consequently,  the Board approved the Plan and  recommended  that  shareholders  of the Neuberger  Mid-Cap
Growth Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the Plan.

         If shareholders of the Neuberger  Mid-Cap Growth Fund do not approve the Plan, the Board will consider other possible  courses of action for the Neuberger Mid-Cap Growth Fund, including,  among others,  consolidation of the Neuberger Mid-Cap Growth Fund with one or more Funds of the Company other than the Goldman Mid-Cap Growth Fund or unaffiliated funds.

         INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of the  Neuberger  Mid-Cap  Growth Fund  approve the Plan,  the  Transaction  will take place after  various conditions are satisfied by the Company on behalf of the Neuberger  Mid-Cap Growth Fund and the Goldman Mid-Cap Growth Fund,  including the  preparation of certain  documents.  The Company will determine a specific date for the actual  Transaction to take place.  This is called the "closing  date." If the  shareholders  of the Neuberger  Mid-Cap Growth Fund do not approve the Plan, the  Transaction  will not take place.

         If the shareholders of the Neuberger  Mid-Cap Growth Fund approve the Plan, the Neuberger  Mid-Cap Growth Fund will deliver to the Goldman  Mid-Cap  Growth Fund  substantially  all of its assets on the closing  date.  As a result,  shareholders  of the Neuberger
Mid-Cap  Growth Fund will  beneficially  own shares of the Goldman  Mid-Cap  Growth Fund that, as of the date of the  exchange,  have a value  equal to the dollar  value of the  assets  delivered  to the  Goldman  Mid-Cap  Growth  Fund.  The stock  transfer  books of the
Neuberger  Mid-Cap Growth Fund will be permanently  closed on the closing date.  Requests to transfer or redeem assets allocated to the
Neuberger  Mid-Cap Growth Fund may be submitted at any time before 4:00 p.m. Eastern  standard time on the closing date;  requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate and  abandon  the  Transaction  at any time before or, to the extent  permitted  by law,  after the  approval  by  shareholders  of the
Neuberger Mid-Cap Growth Fund.

Expenses of the Transaction

         The  expenses  resulting  from  the  Transaction  will be paid by PI (or its  affiliates).  The  portfolio  securities  of the
Neuberger  Mid-Cap  Growth Fund will be  transferred  in-kind to the Goldman  Mid-Cap  Growth  Fund prior to the  restructuring  of the
Neuberger  Mid-Cap Growth Fund's  investment  portfolio.  Accordingly,  the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code. It is a condition to each Fund's  obligation to complete the Transaction  that the Funds will have received an opinion from Stradley Ronon
Stevens & Young,  LLP,  counsel to the Funds,  based upon  representations  made by Neuberger  Mid-Cap Growth Fund and Goldman  Mid-Cap
Growth Fund, and upon certain assumptions, substantially to the effect that:

1. The acquisition by Goldman  Mid-Cap Growth Fund of the assets of Neuberger  Mid-Cap Growth Fund in exchange solely for voting shares of Goldman Mid-Cap Growth Fund and the assumption by Goldman  Mid-Cap Growth Fund of the liabilities of Neuberger  Mid-Cap Growth Fund, if any,  followed by the  distribution of the Goldman Mid-Cap Growth Fund shares acquired by Neuberger  Mid-Cap Growth Fund pro rata to their shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1) of the Code, and Goldman Mid-Cap Growth
Fund and Neuberger Mid-Cap Growth Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

2. The  shareholders  of  Neuberger  Mid-Cap  Growth Fund will not  recognize  gain or loss upon the exchange of all of their shares of
Neuberger Mid-Cap Growth Fund solely for shares of Goldman Mid-Cap Growth Fund, as described above and in the Plan;

3. No gain or loss will be recognized by Neuberger  Mid-Cap Growth Fund upon the transfer of its assets to Goldman  Mid-Cap Growth Fund in exchange  solely for Class A,  Class B,  Class C,  and Class X shares of Goldman  Mid-Cap  Growth Fund and the assumption by Goldman
Mid-Cap  Growth Fund of the  liabilities of Neuberger  Mid-Cap Growth Fund, if any. In addition,  no gain or loss will be recognized by
Goldman Mid-Cap Growth Fund on the distribution of such shares to the  shareholders of Neuberger  Mid-Cap Growth Fund in liquidation of
Neuberger Mid-Cap Growth Fund;

4. No gain or loss will be recognized by Goldman  Mid-Cap Growth Fund upon the  acquisition  of the assets of Neuberger  Mid-Cap Growth
Fund in exchange  solely for shares of Goldman  Mid-Cap Growth Fund and the assumption of the  liabilities of Neuberger  Mid-Cap Growth
Fund, if any;

5. Goldman  Mid-Cap  Growth Fund's basis for the assets  acquired from  Neuberger  Mid-Cap Growth Fund will be the same as the basis of these  assets when held by  Neuberger  Mid-Cap  Growth Fund  immediately  before the  transfer,  and the holding  period of such assets acquired by Goldman Mid-Cap Growth Fund will include the holding period of these assets when held by Neuberger Mid-Cap Growth Fund;

6. Neuberger  Mid-Cap Growth Fund's  shareholders'  basis for the shares of Goldman Mid-Cap Growth Fund to be received by them pursuant to the reorganization will be the same as their basis in Neuberger Mid-Cap Growth Fund shares exchanged; and

7. The holding period of Goldman Mid-Cap Growth Fund shares to be received by the  shareholders  of Neuberger  Mid-Cap Growth Fund will include the holding period of their Neuberger  Mid-Cap Growth Fund shares exchanged  provided such Neuberger Mid-Cap Growth Fund shares were held as capital assets on the date of the exchange.

         Shareholders  of Neuberger  Mid-Cap Growth Fund should consult their tax advisers  regarding the tax  consequences  to them of the Transaction in light of their individual  circumstances.  In addition,  because the foregoing  discussion  relates only to the U.S.
federal  income tax  consequences  of the  Transaction,  shareholders  also should  consult  their tax advisers as to state,  local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Goldman Mid-Cap Growth Fund shares.

         Shares of the Goldman Mid-Cap Growth Fund will be distributed to  shareholders  of the Neuberger  Mid-Cap Growth Fund and will have the same legal  characteristics  as the shares of the Goldman  Mid-Cap  Growth Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following table sets forth,  as of April 30, 2003 the  capitalization  of shares of the Neuberger  Mid-Cap Growth Fund and the Goldman  Mid-Cap  Growth Fund.  The table also shows the  projected  capitalization  of the Goldman  Mid-Cap  Growth Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization of the Goldman Mid-Cap Growth Fund is likely to be different when the Transaction is consummated.

         Class A

                                            NB Mid-Cap         GS Mid-Cap                                 GS Mid-Cap
                                            -----------        -----------                                -----------
                                                                                                          Growth Fund
                                                                                                          -----------
                                                                                                          Projected after
                                                                                                          ---------------
                                            Growth Fund        Growth Fund         Adjustments            Transaction
                                            -----------        -----------         -----------            -----------
                                            (unaudited)        (unaudited)                                (unaudited)
                                            -----------        -----------                                -----------

Net assets.................................   35,066,975           6,431,395                                 41,498,370

Total shares outstanding...................    3,250,785           2,000,144            7,639,580*           12,890,509

Net asset value per share..................        10.79                3.22                                       3.22

         Class B

                                                                                                          GS Mid-Cap
                                                                                                          ----------
                                                                                                          Growth Fund
                                                                                                          -----------
                                            NB Mid-Cap         GS Mid-Cap                                 Projected after
                                            -----------        -----------                                ---------------
                                            Growth Fund        Growth Fund         Adjustments            Transaction
                                            -----------        -----------         -----------            -----------
                                            (unaudited)        (unaudited)                                (unaudited)
                                            -----------        -----------                                -----------

Net assets.................................   65,872,129           7,275,826                                 73,147,955

Total shares outstanding...................    6,252,892           2,288,005           14,461,614*           23,002,511

Net asset value per share..................        10.53                3.18                                       3.18

         Class C

                                                                                                          GS Mid-Cap
                                                                                                          ----------
                                                                                                          Growth Fund
                                                                                                          -----------
                                            NB Mid-Cap         GS Mid-Cap                                 Projected after
                                            -----------        -----------                                ---------------
                                            Growth Fund        Growth Fund         Adjustments            Transaction
                                            -----------        -----------         -----------            -----------
                                            (unaudited)        (unaudited)                                (unaudited)
                                            -----------        -----------                                -----------

Net assets.................................   25,973,781           5,418,325                                 31,392,106

Total shares outstanding...................    2,465,002           1,705,988            5,702,854*            9,873,844

Net asset value per share..................        10.54                3.18                                       3.18

         Class X

                                                                                                          GS Mid-Cap
                                                                                                          ----------
                                                                                                          Growth Fund
                                                                                                          -----------
                                            NB Mid-Cap         GS Mid-Cap                                 Projected after
                                            -----------        -----------                                ---------------
                                            Growth Fund        Growth Fund         Adjustments            Transaction
                                            -----------        -----------         -----------            -----------
                                            (unaudited)        (unaudited)                                (unaudited)
                                            -----------        -----------                                -----------

Net assets.................................   12,873,018           1,020,923                                 13,893,941

Total shares outstanding...................    1,222,744             321,827            2,838,145*            4,382,716

Net asset value per share..................        10.53                3.17                                       3.17

*Reflects the change in shares of NB Mid-Cap Growth Fund upon conversion to GS Mid-Cap Growth Fund.

         VOTING INFORMATION

         Shareholders  of record of the Neuberger  Mid-Cap  Growth Fund on the Record Date will be entitled to vote at the Meeting.  On the Record Date, there were 12,793,095 shares of the Neuberger Mid-Cap Growth Fund issued and outstanding.

         The  presence  in person or by proxy of the  holders  of a  majority  of the  outstanding  shares of the Fund is  required  to constitute  a quorum at the  Meeting.  Shares  beneficially  held by  shareholders  present  in person or  represented  by proxy at the
Meeting will be counted for the purpose of  calculating  the votes cast on the issues before the Meeting.  If a quorum is present,  the affirmative  vote of the holders of a majority of the total  number of shares of capital  stock of the  Neuberger  Mid-Cap  Growth Fund outstanding  and  entitled  to vote is  necessary  to approve  the Plan.  Each  shareholder  will be entitled to one vote for each full share,  and a fractional  vote for each  fractional  share of the  Neuberger  Mid-Cap  Growth Fund held at the close of business on the
Record Date.

         Shares held by  shareholders  present in person or  represented  by proxy at the Meeting will be counted both for the purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues  before the Meeting.  An  abstention  by a shareholder,  either by proxy or by vote in person at a  Meeting,  has the same  effect as a negative  vote.  Under  existing  New York
Stock Exchange rules,  it is not expected that brokers will be permitted to vote Fund shares in their  discretion.  In addition,  there is only one proposal being presented for a shareholder vote.  As a result, the Fund does not anticipate any broker non-votes.

..........Shareholders  having more than one account in the Fund  generally  will receive a single proxy  statement and a separate proxy card for each account, including separate proxy cards.  It is important to mark, sign, date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the  persons  named as proxies may propose one or more  adjournments of the Meeting to permit further  solicitation of proxies.  Any such  adjournment  will require the affirmative vote of a majority of those shares  represented  at the Meeting in person or by proxy.  The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not required to hold and will not ordinarily  hold annual  shareholders'  meetings.  The Board of Directors may call special meetings of the  shareholders  for action by shareholder  vote as required by the Investment  Company Act or the Company's
Articles of Incorporation.

..........Pursuant to rules adopted by the SEC, a shareholder may include in proxy  statements  relating to annual and other meetings of the  shareholders  of the Company  certain  proposals  for  shareholder  action  which he or she intends to  introduce  at such special meetings;  provided,  among other things,  that such  proposal is received by the Company a reasonable  time before a  solicitation  of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of Directors  intends to bring before the Meeting the matter set forth in the  foregoing  Notice.  The  Directors do not expect any other business to be brought before the Meeting.  If, however,  any other matters are properly  presented to the Meeting for action,  it is intended that the persons named in the enclosed  proxy will vote in accordance  with their  judgment.  A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written  notice of such  revocation to the Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:

o........By mail, with the enclosed proxy card.

o        In person at the Meeting.

                  o        By phone

                  o        Over the Internet

         If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting  instructions  will be solicited  principally  by mailing  this  Prospectus/Proxy  Statement  and its  enclosures,  but instructions  also may be solicited by  telephone,  facsimile,  through  electronic  means such as e-mail,  or in person by officers or representatives of the Company.  In addition,  the Company has engaged Georgeson  Shareholder  Communications,  Inc.  ("Georgeson"),  a
professional  proxy  solicitation  firm, to assist in the solicitation of proxies.  As the Meeting date  approaches,  you may receive a phone call from a representative  of Georgeson if the Company has not yet received your vote.  Georgeson may ask you for authority,  by telephone, to permit Georgeson to execute your voting instructions on your behalf.

         ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The  Neuberger  Mid-Cap  Growth Fund and the Goldman  Mid-Cap  Growth Fund are  separate  series of the  Company,  which is an open-end  management  investment  company registered with the SEC under the Investment Company Act. Each Fund is, in effect, a separate mutual  fund.  Detailed  information  about the Company and each Fund is contained  in the  Prospectus  for the Funds which is enclosed with and considered a part of this Prospectus/Proxy  Statement.  Additional  information about the Company and each Fund is included in the  Company's  SAI,  dated  March 1,  2003,  which has been  filed  with the SEC and is  incorporated  into the SAI  relating  to this
Prospectus/Proxy Statement.

         A copy  of the  Company's  Annual  Report  to  Shareholders  for  the  fiscal  year  ended  October  31,  2002 is part of this
Prospectus/Proxy  Statement.  You may request a free copy of the  Company's  Annual  Report to  Shareholders  for the fiscal year ended
October 31, 2002 by calling 1-800-752-6342 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Funds file proxy materials,  reports and other information with the SEC in accordance with the informational  requirements of the  Securities  Exchange Act of 1934 and the  Investment  Company Act.  These  materials  can be inspected and copied at: the SEC's
Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of the SEC located in New York City at 233 Broadway,  New York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604.  Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington, DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

         PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder that  beneficially  owns more than 5% of any class of the
Neuberger Mid-Cap Growth Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ---------------
          Fund and Share Class                        Owner Name                             Address                   Percent
                                                                                                                      Ownership
----------------------------------------- ------------------------------------ ------------------------------------ ---------------
----------------------------------------- ------------------------------------ ------------------------------------ ---------------
ASAF Neuberger Berman Mid-Cap Growth      PFPC FBO American Skandia            211 S. Gulph Road                             5.53%
Fund Class C                              Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ---------------

*As defined by the Commission,  a security is beneficially  owned by a person if that person has or shares voting power or investment  power with respect to the security.

         As of the Record  Date,  the  officers  and  Directors  of the  Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                                 EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Plan of  Reorganization by American Skandia Advisor Funds, Inc. on behalf of the ASAF Neuberger Berman Mid-Cap Growth
                  Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund (attached)

   B              Prospectus  for the ASAF  Neuberger  Berman  Mid-Cap  Growth Fund and the ASAF Goldman Sachs  Mid-Cap  Growth Fund of
                  American Skandia Advisor Funds, Inc. dated March 1, 2003 (enclosed)

   C              ASAF Annual Report to Shareholders dated October 31, 2002 (enclosed)

   D              Supplements dated May 16, 2003,  August 1, 2003,  September 16, 2003 and October 2, 2003 to the ASAF American Skandia
                  Advisor Funds Inc., dated March 1, 2003 (enclosed)

                                                               Exhibit A

                                                        Plan of Reorganization

                                                        PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this 25th day of July, 2003, by American Skandia Advisor Funds,  Inc.
(the  "Company"),  a business  trust  organized  under the laws of the State of Maryland  with its  principal  place of business at One
Corporate Drive,  Shelton,  Connecticut  06484, on behalf of the ASAF Goldman Sachs Mid-Cap Growth Fund (the "Acquiring  Fund") and the
ASAF  Neuberger  Berman  Mid-Cap  Growth Fund (the  "Acquired  Fund"),  both series of the Company.  Together,  the Acquiring  Fund and
Acquired Fund are referred to as the "Funds."

         The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring
Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the  liabilities of the Acquired Fund in exchange  solely for full and fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution  of Acquiring Fund Shares to the  shareholders  of the
Acquired Fund according to their  respective  interests in complete  liquidation of the Acquired Fund; and (iii) the dissolution of the
Acquired  Fund as soon as  practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the
Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.
         --------------------------------------------------------------------------

         (a)      Subject to the terms and conditions of this Plan,  the Company on behalf of the Acquired Fund shall convey,  transfer and deliver to the  Acquiring  Fund at the Closing  all of the  Acquired  Fund's  then  existing  assets,  free and clear of all liens, encumbrances,  and claims  whatsoever  (other  than  shareholders'  rights of  redemption),  except for cash,  bank  deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and  expenses of its  liquidation  and  dissolution  contemplated  hereunder).  (ii)
discharge  its  unpaid  liabilities  on its books at the  closing  date (as  defined in section 3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other  appropriate  liabilities  reserves shall be established on the Acquired  Fund's  books  (hereinafter  "Net  Assets").  The Acquired  Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring  Fund shall at the Closing deliver to the Acquired  Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired Fund  ("Acquired  Fund Shares") on the Closing Date by the net asset value per share of the Acquiring Fund Shares,  and multiplying  the result  thereof by the number of outstanding  Acquired Fund Shares as of the close of regular  trading on the New York
Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in
Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its shareholders of record as of the close of business on the Closing  Date,  the  Acquiring  Fund Shares  received by the Acquired  Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the  establishment of accounts on the share records of the Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund  shareholders are due based on their respective  holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring  Fund Shares shall be carried to the third decimal  place.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing Date (the  "Valuation  Time") using the valuation  procedures  set forth in
Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net  asset  value of a share of the  Acquired  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the
Closing (the "Closing  Date") shall be December 12, 2003, or such earlier or later date as  determined by the Company's  officers.  The
Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing Date.  The Company on behalf of the Acquired  Fund shall have  provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY 11245.
Also,  the Company on behalf of the Acquired  Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund  Shares  and the  number of full and  fractional  shares  owned by each such  shareholder,  all as of the
Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the Acquiring  Fund shall issue and deliver a  confirmation  evidencing  the Acquiring Fund Shares to be  credited  to the  Acquired  Fund's  account  on the  Closing  Date to the  Secretary  of the  Company,  or shall  provide  evidence satisfactory  to the Acquired  Fund that the  Acquiring  Fund Shares have been  registered  in an account on the books of the Acquiring
Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.
         -----------------------------------------------------------------------------

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired  Fund is a series of the Company,  a  corporation  organized  under the laws of the State of Maryland and validly existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of  beneficial  interest's acquired Fund shares,  par value $0.001 each, each outstanding share of which is fully paid,  non-assessable,  freely  transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual  Report to
Shareholders for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The Company has the  necessary  power and authority to conduct the Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or  obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has elected to be treated as a  regulated  investment  company (a "RIC") for  federal  income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended  (the  "Code") and the  Acquired  Fund has qualified  as a RIC for each  taxable  year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the Acquired  Fund to fail to satisfy the  requirements  of subchapter M of the
Code.

         (h)      The Acquired Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial  Owner
for United  States  Withholding  (or other  appropriate  series of Form W-8,  as the case may be), or Form W-9,  Request  for  Taxpayer
Identification  Number and  Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such  shareholder,  and/or (ii) has otherwise timely  instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.
         ------------------------------------------------------------------------------

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized  under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the 1940 Act as an open-end,  management  investment  company  and all of the  Acquiring  Fund  Shares  sold  have  been  sold  pursuant  to an  effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of  beneficial interest's  Acquiring  Fund shares,  par value $0.001  each,  each  outstanding  share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be eligible  for  offering to the public in those  states of the United
States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Fund Shares  registered  under the 1933 Act to permit the  transfers  contemplated  by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual  Report to
Shareholders for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The Company has the necessary  power and authority to conduct the Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the
Internal  Revenue Code of 1986, as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the
Acquiring Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.
         ---------------------------------------------------------------------

         The Company makes the following representations and warranties about the Funds:
         (a)      The statement of assets and  liabilities  to be created by the Company for each of the Funds as of the Valuation Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this Plan will  accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and  outstanding  shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities  referred to in "(a)" above, free and clear of all liens or encumbrances of any nature  whatsoever, except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed  in the  Company's  current  effective  prospectus,  there is no material  suit,  judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with  respect to any taxes  payable by either of the
Funds.

         (e)      The  execution,  delivery,  and  performance  of this Plan have been duly  authorized by all necessary  action of the
Company's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Company  anticipates that  consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority  to conduct the business of the Funds,  as such  business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.
         -------------------------------------------------

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted  between the date hereof and the Closing.

         (b)      The Company  intends  that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the Acquired  Fund  intends,  if this Plan is  consummated,  to  liquidate  and dissolve the
Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns  shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the  Acquired  Fund  intends to have  available a copy of the  shareholder ledger  accounts,  certified by the  Company's  transfer  agent or its President or a  Vice-President  to the best of its or his or her knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Fund  Shares  as of the  Valuation  Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired  Fund entitled to vote at the meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with  requirements  as to notice thereof,  a Combined Proxy  Statement and Prospectus that complies in all material  respects with the applicable  provisions of Section
14(a) of the  Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules  and  regulations, respectively, thereunder.

         (g)      The Company intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the time the  Registration
Statement  becomes  effective,  it will: (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact  required  to be stated  therein  or  necessary  to make the  statements  therein  not  misleading.  At the time the  Registration
Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional  information  included in the  Registration  Statement will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.
         -----------------------------------------------------------------------

         The  consummation  of the Plan with  respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the  following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date;  (ii)  performance  of all  obligations  required by this
Plan to be  performed  by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been adopted and approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and  Exchange  Commission  shall not have issued an  unfavorable  management  report under
Section  25(b) of the 1940 Act or instituted or threatened  to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been  declared  for each Fund,  prior to the  Closing  Date that, together with all previous  distributions,  shall have the effect of  distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital  gain net income,  if any,  for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income  and  capital  gain net income  from any prior  period.  Capital  gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance  satisfactory to it from  Messrs.  Stradley  Ronon  Stevens & Young,  LLP,  counsel to the Company,  to the effect that,  subject in all respects to the effects of  bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter  affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund Shares to be issued  pursuant  to the terms of this Plan have been duly  authorized and, when issued and delivered as provided in this Plan,  will have been validly  issued and fully paid and will be  non-assessable  by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required  to be taken by the Company  and/or  Funds to  authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Company violates any provision of the  Company's  Amended and Restated  Charter or By-laws,  or the  provisions  of any  agreement or other  instrument  known to such counsel  to which the  Company  is a party or by which the  Funds are  otherwise  bound;  this  Plan is the  legal,  valid and  binding obligation of the Company and each Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's registration  statement, of which the prospectus dated March 1, 2003 relating to each
Fund (the  "Prospectus")  is a part,  is, at the time of the  signing  of this Plan,  effective  under the 1933 Act,  and,  to the best knowledge of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel need not express an opinion),  contained  any untrue statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the  statements therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Company with regard to matters of fact, and certain  certifications and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement with respect to the Acquiring Fund Shares to be delivered to the Acquired
Fund's  shareholders in accordance with this Plan shall have become  effective,  and no stop order suspending the  effectiveness of the
Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the Acquiring Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring Fund with each state  commission  or agency  with which such  eligibility  is  required in order to permit the  Acquiring  Fund Shares  lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That, at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net Assets of the Acquired Fund comprising  at least 90% in fair  market  value of the total net  assets and 70% of the fair  market  value of the total  gross  assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.
         ---------

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection  with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by [the Funds on a pro rata basis in proportion to the Acquiring Fund's and Acquired Fund's net assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained in this Plan to the contrary  notwithstanding,  this Plan may be terminated  and abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by  resolution of the Board of Directors,  if  circumstances  develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan  have  not  been  consummated  by March  1,  2004,  the Plan  shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the Acquiring  Fund or Acquired  Fund,  and neither the Company,  the  Acquiring  Fund nor the Acquired
Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in  Sections  4 to 6 hereof  shall  expire  with and be terminated by the Plan of Reorganization,  and neither the Company nor any of its officers,  directors,  agents or shareholders nor the
Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.
This provision shall not protect any officer,  director,  agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer,  director,  agent or  shareholder so acts or to any of the Company's  shareholders  to which that officer,  director, agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined by action of the Board of Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval  of the  shareholders  of the  Acquired  Fund,  unless  such terms and  conditions  shall  result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the  Acquired  Fund in which  event,  unless such terms and  conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated and shall terminate unless the Company on behalf of the Acquired Fund shall promptly call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan  embodies  the  entire  plan of the  Company  on behalf  of the Funds and there are no  agreements,  understandings, restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided for. This Plan may be amended only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest  herein may be  assigned  without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Company at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS  WHEREOF,  American  Skandia  Advisor  Funds,  Inc., on behalf ASAF Goldman Sachs Mid-Cap  Growth Fund and the ASAF
Neuberger  Berman Mid-Cap Growth Fund, has executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF Goldman Sachs Mid-Cap Growth Fund

                                                   ASAF Neuberger Berman Mid-Cap Growth Fund

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                   Title:

                                                   -------------------------------------------

                                                               EXHIBIT B

                                                    Prospectus dated March 1, 2003

         The Prospectus  for the ASAF  Neuberger  Berman Mid-Cap Growth Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund of American
Skandia  Advisor  Funds,  Inc.  dated  March 1, 2003,  is part of this  Prospectus/Proxy  Statement  and will be  included in the proxy solicitation mailing to shareholders.  The above-referenced prospectus follows.

                                                               EXHIBIT C

                                                 Annual Report dated October 31, 2002

         The ASAF Annual  Report to  Shareholders  dated  October 31,  2002,  is part of this  Prospectus/Proxy  Statement  and will be included in the proxy solicitation mailing to shareholders.  The above-referenced annual report follows.

                                                               EXHIBIT D

                        Supplements dated May 16, 2003, August 1, 2003, September 16, 2003 and October 2, 2003

         Supplements  dated May 16,  2003,  August 1, 2003,  September  16, 2003 and October 2, 2003 are part of this  Prospectus/Proxy
Statement and will be included in the proxy solicitation mailing to shareholders.

                                                                                                                             Pr6 -10/03

PRIORITY MAIL
U.S. POSTAGE
PAID
PROXY
TABULATOR One Corporate Drive PO Box 883 Shelton CT 06848
PRIORITY MAIL
3 EASY WAYS TO VOTE YOUR PROXY
1. Automated Touch Tone Voting: Call toll-free 1-800-690-6903 and use the control number shown.
2. On the Internet: Go to www.proxyweb.com and use the control number shown.
3. Mail: Sign, Date and Return this proxy card using the enclosed postage paid envelope.
If you vote by Touch Tone Telephone or the Internet, do not mail this card.
CONTROL NUMBER: 999 999 999 999 99 **** ****
FUND NAME PRINTS HERE
THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN SKANDIA ADVISOR FUNDS, INC. (THE "COMPANY") FOR USE AT THE
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AT 100 MULBERRY STREET, GATEWAY CENTER THREE, 14th FLOOR, NEWARK, NEW JERSEY
07102 ON NOVEMBER 21, 2003 AT 11:00 A.M. EASTERN STANDARD TIME.
The undersigned hereby appoints Edward P. Macdonald, Marguerite E. H. Morrison, and Grace C. Torres and each of them, with full power of substitution, as
proxies of the undersigned to vote at the above stated Special Meeting, and all adjournments thereof, all shares of capital stock of the Fund named above held
of record by the undersigned on the record date for the Meeting, upon the matters set forth on the reverse side of this card, and upon any other matter which
may properly come before the Meeting, at their discretion.
Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be voted FOR the proposal.
Date:________________________
Signature (Please sign in box) Sign here exactly as name(s) appear(s) on left. Joint owners should each sign personally. If only one signs, his or her signature will be binding. If the contract owner is a trust, custodial account or other entity, the name of the trust or the custodial account should be entered and the trustee, custodian, etc. should sign in his or her own name, indicating that he or she is "Trustee," "Custodian," or other applicable designation. If the contract owner is a partnership, the partnership should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."
AS Mergers-R

X Please fill in one of the boxes as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.0
FOR AGAINST ABSTAIN
1. TO APPROVE A PLAN OF REORGANIZATION OF THE COMPANY ON BEHALF OF THE ASAF
NEUBERGER BERMAN MID-CAP GROWTH FUND AND THE ASAF GOLDMAN SACHS
MID-CAP GROWTH FUND OF THE COMPANY, THAT PROVIDES FOR THE ACQUISITION OF
SUBSTANTIALLY ALL OF THE ASSETS OF THE ASAF NEUBERGER BERMAN MID-CAP
GROWTH FUND IN EXCHANGE FOR SHARES OF ASAF GOLDMAN SACHS MID-CAP
GROWTH FUND, THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF THE
ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND, AND THE LIQUIDATION AND
DISSOLUTION OF ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND.

PLEASE SIGN ON REVERSE SIDE
NB MCG

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                                  FOR
                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                        Dated October 10, 2003

                                                     Acquisition of the Assets of
                                            the ASAF Neuberger Berman Mid-Cap Growth Fund,
                                           a series of American Skandia Advisor Funds, Inc.

                                                 By and in exchange for shares of the
                                              the ASAF Goldman Sachs Mid-Cap Growth Fund,
                                         also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of  substantially  all of the assets of the ASAF Neuberger Berman Mid-Cap Growth Fund for shares of the ASAF Goldman Sachs Mid-Cap Growth Fund.

         This SAI consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed  with and is legally considered to be a part of this SAI:

                  1.       American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.       Pro Forma Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement dated October 10,
2003,  relating  to  the  above-referenced  transaction.  You  can  request  a  copy  of  the  Prospectus/Proxy  Statement  by  calling
1-800-752-6342 or by writing to the American Skandia Advisor Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                    Attachments to SAI (page 1 of2)

         The American  Skandia  Advisor Funds,  Inc.  Statement of Additional  Information  dated March 1, 2003 is part of this SAI and will be  provided  to all  shareholders  requesting  this  SAI.  For  purposes  of  this  EDGAR  filing,  the  above-referenced  SAI is incorporated herein by reference to the Company's SAI filed under Rule 497(j) on May 16, 2003.

                                                   Attachments to SAI (page 2 of 2)

         The  following  are projected  (pro forma)  financial  statements  that were  prepared to indicate the  anticipated  financial information for the combined fund following the completion of the  reorganization.  They consist of a Pro Forma Combining  Statement of
Assets and Liabilities;  a Pro Forma Combining Statement of Operations;  notes relating to the combining Statements; and a Combined Pro
Forma Schedule of Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND/ASAF GOLDMAN SACHS MID-CAP GROWTH FUND
APRIL 30, 2003 (UNAUDITED)                                                                                                         ASAF NEUBERGER     ASAF GOLDMAN        ASAF GOLDMAN     ASAF NEUBERGER     ASAF GOLDMAN     ASAF GOLDMAN
                                                                                                                                       BERMAN         SACHS MID-CAP      SACHS MID-CAP         BERMAN        SACHS MID-CAP     SACHS MID-CAP
                                                                                                                                   MID-CAP GROWTH        GROWTH              GROWTH        MID-CAP GROWTH        GROWTH           GROWTH
                                                                                                                                       SHARES            SHARES             COMBINED          Value ($)        Value ($)       COMBINED ($)
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
COMMON STOCK
                     Advertising                         Lamar Advertising Co.                                                              43,000               5,725             48,725         1,544,560          205,642         1,750,202

                     Aerospace                           Alliant Techsystems, Inc.                                                               -               2,625              2,625                 -          141,015           141,015

                     Broadcasting                        Cox Radio, Inc. Cl-A                                                               61,800                   -             61,800         1,409,658                -         1,409,658
                                                         Entercom Communications Corp.                                                           -               8,100              8,100                 -          393,579           393,579
                                                         Entravision Communications Corp. Cl-A                                                   -              41,025             41,025                 -          312,200           312,200
                                                         Radio One, Inc. Cl-D                                                              139,500                   -            139,500         2,134,350                -         2,134,350
                                                         Scripps, (E.W.) Co. CI-A                                                           12,000               2,500             14,500           951,000          198,125         1,149,125
                                                         Univision Communications, Inc. Cl-A                                                     -              13,575             13,575                 -          411,050           411,050
                                                         Westwood One, Inc.                                                                 73,500              11,450             84,950         2,565,150          399,605         2,964,755

                     Building Materials                  American Standard Companies, Inc.                                                       -               4,400              4,400                 -          313,236           313,236

                     Business Services                   Alliance Data Systems Corp.                                                        50,000                   -             50,000         1,050,000                -         1,050,000
                                                         Aramark Corp. Cl-B                                                                      -              18,400             18,400                 -          422,464           422,464
                                                         ChoicePoint, Inc.                                                                  53,500                   -             53,500         1,887,480                -         1,887,480
                                                         Corporate Executive Board Co.                                                      38,750                   -             38,750         1,588,363                -         1,588,363
                                                         Iron Mountain, Inc.                                                                43,000                   -             43,000         1,713,550                -         1,713,550
                                                         Paychex, Inc.                                                                      45,000                   -             45,000         1,401,300                -         1,401,300
                                                         Robert Half International, Inc.                                                         -               5,125              5,125                 -           83,435            83,435

                     Cable Television                    Cablevision Systems New York Group Cl-A                                            78,500              17,925             96,425         1,759,970          401,879         2,161,849
                                                         Lodgenet Entertainment Corp.                                                            -              11,725             11,725                 -          121,940           121,940

                     Chemicals                           Ecolab, Inc.                                                                       29,000                   -             29,000         1,481,610                -         1,481,610

                     Clothing  & Apparel                  Coach, Inc.                                                                        45,500               2,925             48,425         1,979,705          127,267         2,106,972
                                                         Ross Stores, Inc.                                                                  47,500                   -             47,500         1,800,250                -         1,800,250

                     Computer Hardware                   Integrated Circuit Systems, Inc.                                                        -               8,925              8,925                 -          193,851           193,851
                                                         Lexmark International, Inc.                                                        23,700               3,525             27,225         1,765,887          262,648         2,028,535
                                                         Seagate Technology HDD Holdings                                                   120,500                   -            120,500         1,456,845                -         1,456,845
                                                         Storage Technology Corp.                                                           74,500                   -             74,500         1,841,640                -         1,841,640

                     Computer Services  & Software        Adobe Systems, Inc.                                                                47,000                   -             47,000         1,624,320                -         1,624,320
                                                         Affiliated Computer Services, Inc. Cl-A                                            51,400               5,825             57,225         2,451,780          277,853         2,729,633
                                                         BARRA, Inc.                                                                             -               9,195              9,195                 -          300,216           300,216
                                                         BEA Systems, Inc.                                                                 130,500                   -            130,500         1,397,655                -         1,397,655
                                                         Business Objects SA [ADR]                                                               -               5,500              5,500                 -          119,515           119,515
                                                         Electronic Arts, Inc.                                                              45,000               4,600             49,600         2,667,149          272,642         2,939,791
                                                         Intuit, Inc.                                                                            -               6,250              6,250                 -          242,375           242,375
                                                         J. D. Edwards  & Co.                                                                     -              16,450             16,450                 -          197,071           197,071
                                                         Manhattan Associates, Inc.                                                              -               7,550              7,550                 -          182,635           182,635
                                                         Mercury Interactive Corp.                                                          56,500                   -             56,500         1,917,610                -         1,917,610
                                                         PeopleSoft, Inc.                                                                        -               8,500              8,500                 -          127,755           127,755
                                                         SunGard Data Systems, Inc.                                                              -              16,050             16,050                 -          345,074           345,074
                                                         Symantec Corp.                                                                          -               2,675              2,675                 -          117,566           117,566
                                                         Veritas Software Corp.                                                             46,500                   -             46,500         1,023,465                -         1,023,465
                                                         Witness Systems, Inc.                                                                   -              29,550             29,550                 -          101,652           101,652
                                                                                                                                                                                        -                 -                -                 -
                     Conglomerates                       Cendant Corp.                                                                           -              30,275             30,275                 -          432,327           432,327
                                                         Pittston Brink's Group                                                                  -              12,375             12,375                 -          157,781           157,781

                     Consumer Products  & Services        Alberto-Culver Co. Cl-B                                                            26,500                   -             26,500         1,305,920                -         1,305,920
                                                         Clorox Co.                                                                         31,000                   -             31,000         1,401,820                -         1,401,820
                                                         Energizer Holdings, Inc.                                                                -               3,525              3,525                 -          101,591           101,591
                                                         Mattel, Inc.                                                                            -              16,700             16,700                 -          363,058           363,058
                                                         USA Interactive                                                                    80,500                   -             80,500         2,410,975                -         2,410,975
                                                         UST, Inc.                                                                               -               9,225              9,225                 -          289,019           289,019

                     Containers  & Packaging              Packaging Corp. of America                                                         87,750                   -             87,750         1,650,578                -         1,650,578
                                                         Pactiv Corp.                                                                       84,500                   -             84,500         1,733,940                -         1,733,940

                     Electronic Components  & Equipment   Amphenol Corp.                                                                          -               8,975              8,975                 -          397,503           397,503
                                                         Gentex Corp.                                                                       45,500               5,225             50,725         1,374,100          157,795         1,531,895
                                                         Harman International Industries, Inc.                                                   -               6,150              6,150                 -          409,528           409,528
                                                         Jabil Circuit, Inc.                                                                     -               3,125              3,125                 -           58,438            58,438
                                                         Zebra Technologies Corp. Cl-A                                                      43,500                   -             43,500         2,900,145                -         2,900,145

                     Entertainment  & Leisure             Harrah's Entertainment, Inc.                                                       28,000               9,825             37,825         1,102,920          387,007         1,489,927
                                                         Metro-Goldwyn-Mayer, Inc.                                                               -              29,725             29,725                 -          331,434           331,434

                     Equipment Services                  Millipore Corp.                                                                         -               6,950              6,950                 -          237,343           237,343

                     Financial - Bank  & Trust            Charter One Financial, Inc.                                                             -               3,625              3,625                 -          105,306           105,306
                                                         M &T Bank Corp.                                                                          -                 900                900                 -           76,023            76,023
                                                         National Commerce Financial Corp.                                                       -              11,075             11,075                 -          225,266           225,266

                     Financial Services                  Allied Capital Corp.                                                                    -               8,850              8,850                 -          187,532           187,532
                                                         AMBAC Financial Group, Inc.                                                             -               6,800              6,800                 -          396,779           396,779
                                                         Capital One Financial Corp.                                                        18,000                   -             18,000           753,660                -           753,660
                                                         Legg Mason, Inc.                                                                   39,500               5,225             44,725         2,144,850          283,718         2,428,568
                                                         Moody's Corp.                                                                      30,500               5,625             36,125         1,472,845          271,631         1,744,476

                     Food                                Dean Foods Co.                                                                     39,500                   -             39,500         1,719,435                -         1,719,435

                     Furniture                           Ethan Allen Interiors, Inc.                                                             -               7,550              7,550                 -          254,284           254,284

                     Healthcare Services                 Anthem, Inc.                                                                       36,000                   -             36,000         2,471,040                -         2,471,040
                                                         Caremark Rx, Inc.                                                                 140,000                   -            140,000         2,787,400                -         2,787,400
                                                         Community Health Systems, Inc.                                                     89,600                   -             89,600         1,702,400                -         1,702,400
                                                         First Health Group Corp.                                                           39,000                   -             39,000           976,950                -           976,950
                                                         Health Management Associates, Inc. Cl-A                                                 -              10,250             10,250                 -          174,865           174,865
                                                         Hooper Holmes, Inc.                                                                     -              60,875             60,875                 -          368,293           368,293
                                                         Stericycle, Inc.                                                                   60,500                   -             60,500         2,377,045                -         2,377,045
                                                         WellPoint Health Networks, Inc.                                                         -               2,525              2,525                 -          191,749           191,749

                     Hotels  & Motels                     Marriott International, Inc. Cl-A                                                       -               4,425              4,425                 -          158,902           158,902

                     Industrial Products                 Fastenal Co.                                                                       31,000                   -             31,000         1,072,290                -         1,072,290
                                                         Nucor Corp.                                                                        33,000                   -             33,000         1,348,050                -         1,348,050

                     Insurance                           Radian Group, Inc.                                                                 41,000                   -             41,000         1,627,700                -         1,627,700
                                                         RenaissanceRe Holdings Ltd.                                                             -               5,525              5,525                 -          244,702           244,702

                     Internet Services                   Checkfree Corp.                                                                         -              11,050             11,050                 -          304,649           304,649
                                                         Proquest Co.                                                                            -              11,625             11,625                 -          291,555           291,555
                                                         Yahoo!, Inc.                                                                       56,500                   -             56,500         1,400,070                -         1,400,070

                     Machinery  & Equipment               Caterpillar, Inc.                                                                  20,000                   -             20,000         1,052,000                -         1,052,000
                                                         Danaher Corp.                                                                      33,300                 850             34,150         2,297,034           58,633         2,355,667
                                                         Grainger, (W.W.), Inc.                                                                  -               9,375              9,375                 -          432,656           432,656
                                                         The Stanley Works                                                                       -               4,325              4,325                 -          103,930           103,930

                     Medical Supplies  & Equipment        Apogent Technologies, Inc.                                                              -              22,475             22,475                 -          386,120           386,120
                                                         Beckman Coulter, Inc.                                                              44,500                   -             44,500         1,729,715                -         1,729,715
                                                         Charles River Laboratories International, Inc.                                          -              13,725             13,725                 -          372,634           372,634
                                                         Chiron Corp.                                                                       17,000                   -             17,000           694,110                -           694,110
                                                         Henry Schein, Inc.                                                                 22,000                   -             22,000           949,300                -           949,300
                                                         St. Jude Medical, Inc.                                                             39,900                   -             39,900         2,093,154                -         2,093,154
                                                         Varian Medical Systems, Inc.                                                       44,000                   -             44,000         2,369,840                -         2,369,840
                                                         Zimmer Holdings, Inc.                                                              51,200                   -             51,200         2,401,280                -         2,401,280

                     Office Equipment                    Pitney Bowes, Inc.                                                                      -               7,900              7,900                 -          277,369           277,369

                     Oil  & Gas                           BJ Services Co.                                                                    20,500                   -             20,500           748,455                -           748,455
                                                         Energy Partners Ltd.                                                                    -               9,525              9,525                 -           94,107            94,107
                                                         EOG Resources, Inc.                                                                35,500                   -             35,500         1,326,990                -         1,326,990
                                                         Murphy Oil Corp.                                                                   32,000                   -             32,000         1,332,800                -         1,332,800
                                                         Nabors Industries Ltd.                                                                  -               5,725              5,725                 -          224,420           224,420
                                                         National-Oilwell, Inc.                                                             86,500                   -             86,500         1,815,635                -         1,815,635
                                                         Pogo Producing Co.                                                                      -               5,775              5,775                 -          228,690           228,690
                                                         Smith International, Inc.                                                          48,000                   -             48,000         1,706,880                -         1,706,880
                                                         Spinnaker Exploration Co.                                                               -               1,075              1,075                 -           23,005            23,005
                                                         XTO Energy, Inc.                                                                   84,333                   -             84,333         1,644,494                -         1,644,494

                     Personal Services                   Apollo Group, Inc. Cl-A                                                            38,000                   -             38,000         2,059,562                -         2,059,562
                                                         Career Education Corp.                                                             13,000                   -             13,000           781,690                -           781,690
                                                         Education Management Corp.                                                         37,500                   -             37,500         1,830,750                -         1,830,750
                                                         ITT Educational Services, Inc.                                                          -               7,575              7,575                 -          223,463           223,463

                     Pharmaceuticals                     Allergan, Inc.                                                                     27,300               4,450             31,750         1,917,825          312,612         2,230,437
                                                         Cephalon, Inc.                                                                     16,500                   -             16,500           673,860                -           673,860
                                                         Forest Laboratories, Inc.                                                          28,000                   -             28,000         1,448,160                -         1,448,160
                                                         Gilead Sciences, Inc.                                                              61,200                   -             61,200         2,823,768                -         2,823,768
                                                         IDEC Pharmaceuticals Corp.                                                              -               6,125              6,125                 -          200,594           200,594
                                                         MedImmune, Inc.                                                                         -               5,600              5,600                 -          197,512           197,512
                                                         Teva Pharmaceutical Industries Ltd. [ADR]                                          62,000                   -             62,000         2,895,400                -         2,895,400

                     Printing  & Publishing               New York Times Co. CL-A                                                                 -               4,650              4,650                 -          215,667           215,667

                     Restaurants                         Starbucks Corp.                                                                    50,500                   -             50,500         1,186,245                -         1,186,245

                     Retail  & Merchandising              99 Cents Only Stores                                                                    -              12,275             12,275                 -          361,621           361,621
                                                         Abercrombie  & Fitch Co. Cl-A                                                       78,500                   -             78,500         2,581,080                -         2,581,080
                                                         Bed Bath  & Beyond, Inc.                                                            75,700                   -             75,700         2,990,907                -         2,990,907
                                                         Best Buy Co., Inc.                                                                 46,500                   -             46,500         1,607,970                -         1,607,970
                                                         Chico's FAS, Inc.                                                                       -               8,575              8,575                 -          208,716           208,716
                                                         Dollar Tree Stores, Inc.                                                                -               6,650              6,650                 -          169,243           169,243
                                                         Family Dollar Stores, Inc.                                                              -               4,300              4,300                 -          147,017           147,017
                                                         Petco Animal Supplies, Inc.                                                             -               4,600              4,600                 -           97,198            97,198
                                                         Staples, Inc.                                                                      70,500                   -             70,500         1,342,320                -         1,342,320
                                                         Tiffany  & Co.                                                                           -               4,650              4,650                 -          128,991           128,991
                                                         TJX Companies, Inc.                                                                     -              10,375             10,375                 -          199,719           199,719
                                                         Williams-Sonoma, Inc.                                                                   -              12,100             12,100                 -          313,147           313,147

                     Semiconductors                      Marvell Technology Group Ltd.                                                      84,000                   -             84,000         1,938,636                -         1,938,636
                                                         Maxim Integrated Products, Inc.                                                    55,700                   -             55,700         2,188,453                -         2,188,453
                                                         Microchip Technology, Inc.                                                         84,500               4,275             88,775         1,756,755           88,877         1,845,632
                                                         QLogic Corp.                                                                       43,400                   -             43,400         1,909,166                -         1,909,166
                                                         Xilinx, Inc.                                                                       42,000                   -             42,000         1,136,940                -         1,136,940

                     Telecommunications                  Crown Castle International Corp.                                                        -              23,225             23,225                 -          147,943           147,943
                                                         EchoStar Communications Corp. Cl-A                                                      -              11,400             11,400                 -          341,544           341,544
                                                         Nextel Communications, Inc. Cl-A                                                  153,400               6,100            159,500         2,268,786           90,219         2,359,005
                                                         UTStarcom, Inc.                                                                    74,000                   -             74,000         1,611,054                -         1,611,054

                     Transportation                      C.H. Robinson Worldwide, Inc.                                                           -               5,925              5,925                 -          217,981           217,981
                                                         J.B. Hunt Transport Services, Inc.                                                 62,500                   -             62,500         2,159,375                -         2,159,375
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                                       4,220,933             791,695          5,012,628       136,417,819       18,993,996       155,411,815
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
    (COST $118,356,817, $18,145,832  & $136,502,649 RESPECTIVELY)

FOREIGN STOCK

                     Computer Services  & Software        Cognos, Inc. -- (CAD)                                                                   -               7,400              7,400                 -          200,836           200,836

                     Medical Supplies  & Equipment        Alcon, Inc. -- (CHF)                                                               25,500                   -             25,500         1,123,275                -         1,123,275

                     Pharmaceuticals                     Biovail Corp. -- (CAD)                                                             26,500                   -             26,500           957,975                -           957,975
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                                         52,000               7,400             59,400         2,081,250          200,836         2,282,086
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
   (COST $1,991,913, $161,105  & $2,153,018 RESPECTIVELY)

SHORT-TERM INVESTMENTS

                     Registered Investment Companies     Temporary Investment Cash Fund                                                    710,942                   -            710,942           710,942                -           710,942
                                                         Temporary Investment Fund                                                         710,941                   -            710,941           710,941                -           710,941
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                                             1,421,883                   -          1,421,883         1,421,883                -         1,421,883
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
   (COST $1,421,883, $0,  & $1,421,883 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

                     Certificates of Deposits
                                                         American Express Centurion                        1.34%         1/27/2004           3,657                 778              4,435         3,657,549          777,426         4,434,975
                                                         Bear Stearns Co., Inc.                            1.37%         1/16/2004           1,566                   -              1,566         1,565,694                -         1,565,694
                                                         Bear Stearns Co., Inc.                            1.43%         1/15/2004           3,979                 143              4,122         3,979,250          142,757         4,122,007
                                                         Dresdner Bank                                     1.78%         10/6/2003           5,295                 536              5,831         5,294,757          536,492         5,831,249
                                                         Goldman Sachs Group, Inc.                         1.30%          3/8/2004             269                   -                269           269,056                -           269,056
                                                         KBC Bank                                          1.26%          5/1/2003           2,910                 360              3,270         2,910,298          359,778         3,270,076
                                                         Merrill Lynch  & Co., Inc.                         1.48%          5/1/2003           4,075                 481              4,556         4,074,983          481,100         4,556,083
                                                         Morgan Stanley Dean Witter Corp.                  1.33%         11/7/2003           1,662                 266              1,928         1,661,926          265,909         1,927,835
                                                         National City Bank                                1.59%        11/10/2003           1,888                 313              2,201         1,887,821          312,569         2,200,390
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
                                                                                                                                            25,301               2,877             28,178        25,301,334        2,876,031        28,177,365
                                                                                                                                   ------------------------------------------------------------------------------------------------------------

                     Commercial Paper
                                                         Concord Minutemen Capital                         1.27%         5/15/2003           1,900                 670              2,570         1,900,076          670,368         2,570,444
                                                         Enterprise Funding Corp.                          1.27%         5/15/2003             368                 400                768           368,186          399,626           767,812
                                                         Fairway Finance Corp.                             1.27%         5/15/2003             268                 404                672           267,821          403,892           671,713
                                                         Lexington Parker Capital Corp.                    1.27%         5/22/2003               -                 176                176                 -          176,218           176,218
                                                         Scaldis Capital LLC                               1.27%         5/20/2003             688                 176                864           688,401          452,296         1,140,697
                                                         Sheffield Receivables Corp.                       1.27%         5/20/2003           6,051                   -              6,051         1,073,827                -         1,073,827
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
                                                                                                                                             9,275               1,826             11,101         4,298,311        2,102,400         6,400,711
                                                                                                                                   ------------------------------------------------------------------------------------------------------------

                     Non-Registered Investment Companies
                                                         Institutional Money Market Trust                                                   20,630               3,452             24,082        20,629,609        3,452,112        24,081,721
                                                                                                                                   ------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned
    (COST $50,229,254, $8,430,543,  & $58,659,797 RESPECTIVELY)                                                                              55,206               8,155             63,361        50,229,254        8,430,543        58,659,797
                                                                                                                                   ------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS                                                                                                                                                                               190,150,206       27,625,375       217,775,581
( COST $171,999,867, $26,737,480  & $198,737,347 RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                           (50,364,303)      (7,478,906)      (57,843,209)

                                                                                                                                                                                          -----------------------------------------------------
TOTAL NET ASSETS                                                                                                                                                                              $ 139,785,903     $ 20,146,469     $ 159,932,372
                                                                                                                                                                                          -----------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

Definition of Abbreviations and Annotations
----------------------------------------------------------------------------------------------------------------------

The following abbreviations are used throughout the Schedules of Investments:

Security Descriptions:                                      Countries/Currencies:
ADR-American Depositary Receipt                             CAD-Canada/Canadian Dollar
                                                            CHF-Switzerland/Swiss Franc

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                      Pro Forma
                                                                                                  ASAF Neuberger                      ASAF                                           Combined
                                                                                                 Berman Mid-Cap                  Goldman Sachs                                    ASAF Goldman Sachs
                                                                                                    Growth                      Mid-Cap Growth        Adjustments                Mid-Cap Growth
                                                                                               ---------------------------------------------------------------------               --------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)         $           190,150,206             $ 27,625,375       $                            $ 217,775,581
    Cash                                                                                                           -                 550,653                                           550,653
    Receivable for:
        Securities sold                                                                                    2,267,767                 326,700                                         2,594,467
        Dividends and interest                                                                                28,471                   1,013                                            29,484
        Future Variation Margin                                                                                    -                       -                                                 -
        Fund shares sold                                                                                     208,090                 290,038                                           498,128
    Unrealized appreciation on foreign curreny exchange contracts                                                  -                       -                                                 -
    Receivable from Investment Manager                                                                             -                       -                                                 -
    Prepaid Expenses                                                                                          15,502                  22,775                                            38,277
                                                                                                ---------------------              ----------         --------------               ------------
        Total Assets                                                                                     192,670,036               28,816,554                     -                221,486,590
                                                                                               ----------------------              ----------         --------------               ------------

Liabilities
    Cash overdraft                                                                                                 -                       -                                                 -
    Payable to Investment Manager                                                                             69,626                     886                                            70,512
    Payable upon return of securities lent                                                                50,229,254               8,430,543                                        58,659,797
    Payable for:
        Securities purchased                                                                               1,860,423                 157,051                                         2,017,474
        Fund shares redeemed                                                                                 378,550                  15,836                                           394,386
        Futures Variation Margin                                                                                   -                       -                                                 -
        Distribution Fees                                                                                     96,437                  13,112                                           109,549
    Accrued expenses and other liabilities                                                                   249,843                  52,657                                           302,500
                                                                                               ---------------------              ----------         --------------               ------------
        Total Liabilities                                                                                 52,884,133               8,670,085                      -                 61,554,218
                                                                                               ----------------------              ----------         --------------               ------------
Net Assets                                                                                   $           139,785,903             $ 20,146,469                     -              $ 159,932,372
                                                                                               ======================              ==========         ==============               ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                          $                13,191             $     6,316        $                            $      19,507
Additional paid-in capital                                                                               333,739,877               45,670,265                                      379,410,142
Undistributed net investment income (loss)                                                                (1,411,466)               (139,870)                                       (1,551,336)
Accumulated net realized gain (loss) on investments                                                     (210,706,038)              (26,278,138)                                    (236,984,176)
Accumulated net unrealized appreciation (depreciation) on investments                                     18,150,339                 887,896                                        19,038,235
                                                                                               ----------------------              ----------         --------------               ------------
Net Assets                                                                                   $           139,785,903             $ 20,146,469                     -              $ 159,932,372
                                                                                               ======================              ==========         ==============               ============
(A) Investments at cost                                                                      $           171,999,867             $ 26,737,479                     -              $ 198,737,346
                                                                                               ======================              ==========         ==============               ============
(B) Securities Loaned at Value                                                               $            48,506,241             $ 8,143,349                      -                 56,649,590
                                                                                               ======================              ==========         ==============               ============

                                                                                                                                                                                    Pro Forma
                                                                                                  ASAF Neuberger                      ASAF                                           Combined
                                                                                                 Berman Mid-Cap                  Goldman Sachs                                    ASAF Goldman Sachs
                                                                                                    Growth                      Mid-Cap Growth        Adjustments                Mid-Cap Growth

                                                                                               ---------------------------------------------------------------------               --------------
                                          NET ASSET VALUE:
                                              Class A:  Net Assets                                        35,066,975               6,431,395                                        41,498,370
                                                    Shares Outstanding                                     3,250,785               2,000,144              7,639,580              *  12,890,509
                                                    Net Asset Value
                                                    Per Share                                                  10.79                    3.22                                              3.22

                                              Class B:  Net Assets                                        65,872,129               7,275,826                                        73,147,955
                                                    Shares Outstanding                                     6,252,892               2,288,005             14,461,614              *  23,002,511
                                                    Net Asset Value
                                                    Per Share                                                  10.53                    3.18                                              3.18

                                              Class C:  Net Assets                                        25,973,781               5,418,325                                        31,392,106
                                                    Shares Outstanding                                     2,465,002               1,705,988              5,702,854              *   9,873,844
                                                    Net Asset Value
                                                    Per Share                                                  10.54                    3.18                                              3.18

                                              Class X:  Net Assets                                        12,873,018               1,020,923                                        13,893,941
                                                    Shares Outstanding                                     1,222,744                 321,827              2,838,145              *   4,382,716
                                                    Net Asset Value
                                                    Per Share                                                  10.53                    3.17                                              3.17

*Reflects the change in shares of Neuberger Berman Mid-Cap Growth upon conversion to
Goldman Sachs Mid-Cap Growth.

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

                                                      --------

-----------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                   Pro Forma
                                                                 ASAF Neuberger                      ASAF                                           Combined
                                                                 Berman Mid-Cap                  Goldman Sachs                                    ASAF Goldman Sachs
                                                                   Growth                      Mid-Cap Growth        Adjustments                Mid-Cap Growth
                                                                 --------------------------------------------------------------          -------------------
Investment Income
            Interest                                          $       (96,942)         $             14,505                           $            (82,437)
            Dividends                                                 388,461                        89,535                                        477,996
            Security Lending                                           74,415                         9,124                                         83,539
            Foreign taxes withheld                                     (4,217)                            -                                         (4,217)
                                                                --------------           -------------------                            -------------------
                                                                                                                   -----------
                    Total Investment Income                           361,717                       113,164                 -                      474,881
                                                                --------------           -------------------       -----------          -------------------

Expenses
            Advisory fees                                           1,413,741                       188,599           157,050 (a)                1,759,390
            Shareholder servicing fees                              1,192,069                       202,786           (18,580)(b)                1,376,275
            Administration and accounting fees                        129,728                        48,683           (36,640)(c)                  141,771
            Custodian fees                                             11,513                        22,782           (13,036)(d)                   21,259
            Distribution Fees - Class A                               193,695                        30,106                                        223,801
            Distribution Fees - Class B                               747,020                        76,987                                        824,007
            Distribution Fees - Class C                               294,200                        41,818                                        336,018
            Distribution Fees - Class X                               142,180                         9,584                                        151,764
            Legal Fees                                                  6,147                           723                                          6,870
            Audit Fees                                                 15,267                         1,837              (276)(e)                   16,828
            Directors Fees                                              9,994                         1,195                                         11,189
            Registration Fees                                          44,876                        51,204           (41,286)(f)                   54,794
            Printing and Postage Expenses                             128,536                        15,674            (6,427)(g)                  137,783
            Pricing Fees                                                5,169                         7,303            (5,169)(h)                    7,303
            Miscellaneous expenses                                     12,449                         2,556                                         15,005
                                                                --------------           -------------------       -----------          -------------------
                    Total Expenses                                  4,346,584                       701,837            35,636                    5,084,057
                    Less: Expense Reimbursements                     (848,927)                     (279,295)          (45,069)(i)               (1,173,291)
                                                                 -------------           -------------------       -----------          -------------------
                    Net Expenses                                    3,497,657                       422,542            (9,433)                   3,910,766
                                                                --------------           -------------------       -----------          -------------------

Net Investment Income (Loss)                                       (3,135,940)                     (309,378)            9,433                   (3,435,885)
                                                                --------------           -------------------       -----------          -------------------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                          (42,823,171)                   (4,692,161)                                   (47,515,332)
              Futures Contracts                                             -                             -                                              -
              Written Options Contracts                                     -                             -                                              -
              Swap Agreements                                               -                             -                                              -
               Foreign currency transactions                                -                             -                                              -
                                                                                         -------------------
                                                                 -------------                                     -----------          -------------------
            Net Realized Gain (Loss)                              (42,823,171)                   (4,692,161)                                   (47,515,332)
                                                                --------------           -------------------       -----------          -------------------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                          (4,333,641)                    1,178,348                                     (3,155,293)
               Futures Contracts                                            -                             -                                              -
               Written Options Contracts                                    -                             -                                              -
               Swap Agreements                                              -                             -                                              -
               Translation of assets and liabilities denominated            -                             -                                              -
                 in foreign currencies                                      -                             -                                              -
                                                                                         -------------------                            -------------------
                                                                 -------------                                     -----------
            Net change in unrealized appreciation (depreciation)   (4,333,641)                    1,178,348                                     (3,155,293)
                                                                --------------           -------------------       -----------          -------------------
                                                                                                                   -----------
            Net gain (loss) on investments                        (47,156,812)                   (3,513,813)                                   (50,670,625)
                                                                --------------           -------------------       -----------          -------------------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                 $   (50,292,752)         $         (3,823,191)            9,433         $        (54,106,510)
                                                                ==============           ===================       ===========          ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects an increase in advisory fees from the higher advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(i) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Neuberger Berman Mid-Cap Growth Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Goldman Sachs Mid-Cap Growth Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Goldman Sachs Mid-Cap Growth Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the

                                                    AMERICAN SKANDIA ADVISOR FUNDS
                                                   FILE NOS. 333-108376 & 811-08085

                                                               FORM N-14

                                                                PART C

OTHER INFORMATION

ITEM 15. Indemnification
         ---------------

         Section 2-418 of the General  Corporation Law of the State of Maryland provides for  indemnification  of officers,  directors, employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the Registrant,  and of other  employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the  Registrant and be permitted by law,  reference is made to Article VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation and Article V of
the Registrant's By-laws, both filed herewith.

         With respect to liability of the  Investment  Manager to Registrant or to  shareholders  of ASAF Goldman Sachs Mid-Cap  Growth
Fund under the  Investment  Management  Agreements,  reference is made to Section 13 of each form of  Investment  Management  Agreement filed herewith.

         With  respect  to the  Sub-Advisors'  indemnification  under  the  Sub-Advisory  Agreements  of the  Investment  Manager,  any
affiliated  person  within the  meaning of Section  2(a)(3) of the  Investment  Company Act of 1940,  as amended  (the  "ICA"),  of the
Investment  Manager and each person,  if any, who controls the Investment  Manager within the meaning of Section 15 of the 1933 Act, as amended (the "1933 Act"), reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With respect to Registrant's  indemnification of American Skandia Marketing,  Incorporated (the  "Distributor"),  its officers and  directors  and any person who controls  the  Distributor  within the meaning of Section 15 of the 1933 Act, and the  Distributor's
indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any, within the meaning of the
1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed document  indicated  below,  except Exhibits 12(A) and
14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation  of Registrant as filed on March 10, 1997 and Articles of Amendment of Registrant
                           dated November 11, 2002 previously  filed with  Post-Effective  Amendment No. 23 to  Registration  Statement
                           filed on Form N-1A on December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant previously filed with Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity  securities  of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The  Plan  of  Reorganization   is  included  in  this   registration   statement  as  Exhibit  A  to  the
                             Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders  of the  securities  being  registered  including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles of  Incorporation  and By-laws of the Registrant  filed with  Post-Effective  Amendment No. 23 to
                  Registration Statement filed on Form N-1A on December 26, 2002.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of Prudential Investments LLC, and
     American Skandia Investment Services, Inc. for the ASAF Goldman Sachs Mid-Cap Growth Fund was previously filed with
     Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Investment  Management  Agreement  between  American  Skandia  Advisor  Funds,  Inc., and each of Prudential
                           Investments  LLC, and American  Skandia  Investment  Services,  Inc. for the ASAF  Neuberger  Berman Mid-Cap
                           Growth Fund was previously  filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on
                           Form N-1A on May 9, 2003.

                  (C)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and  Prudential
                           Investments  LLC and Goldman  Sachs Asset  Management  for the ASAF Goldman  Sachs  Mid-Cap  Growth Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (D)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and  Prudential
                           Investments LLC and Neuberger Berman Management,  Inc. for the ASAF Neuberger Berman Mid-Cap Growth Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant  and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form  of  Sales  Agreement  with  American  Skandia  Marketing,   Incorporated  was  previously  filed  with
                           Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit sharing,  pension,  or other similar contracts or arrangements  wholly or partly for the benefit of  trustees  or  officers  of the  Registrant  in their  capacity  as such.  Furnish a  reasonably  detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody  Agreement  between  Registrant  and PNC Bank was  previously  filed with  Post-Effective  Amendment  No. 2 to
                           Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Amendment to Custody  Agreement  between  Registrant and PNC Bank was previously filed with  Post-Effective  Amendment
                           No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(C)      Form of Custody  Agreement  between  Registrant  and Morgan  Stanley Trust Company was  previously  filed with  Post-Effective
                           Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)      Form of Foreign Custody Manager  Delegation  Amendment  between  Registrant and The Chase Manhattan Bank was previously  filed with Post-Effective Amendment No. 15 to Registration Statement filed on Form N-1A on July 16, 2001.

(E)      Form of Amendment to Custody Agreement between  Registrant and PFPC Trust Company filed with  Post-Effective  Amendment No. 10
                           Registration Statement filed on Form N-1A on March 2, 2000.

(F)      Form of Transfer  Agency and Service  Agreement  between  Registrant and American  Skandia Fund  Services,  Inc was previously filed with Post-Effective Amendment No. 17 to Registration Statement filed on Form N-1A on October 11, 2001.

(G)      Form of Sub-transfer  Agency and Service  Agreement  between  American  Skandia Fund Services,  Inc. and Boston Financial Data
                           Services,  Inc was previously filed with Post-Effective  Amendment No. 20 to Registration Statement filed on
                           Form N-1A on March 1, 2002.

         (10)     Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to Rule
                  18f-3 under the 1940 Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing  any action taken to revoke the plan;

                  (A)        Form of Distribution and Service Plan for Class A Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of Distribution and Service Plan for Class B Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (C)        Form of Distribution and Service Plan for Class C Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of Distribution and Service Plan for Class X Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

         (11)     An opinion and consent of counsel as to the legality of the  securities  being  registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No. 24 to  Registration
                           Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use,  of counsel or, in lieu of an opinion,  a copy of the revenue  ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences  to  Shareholders  is filed herewith as Exhibit No. (12)(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(A)      Form of Administration  Agreement between  Registrant and PFPC Inc. was previously filed with  Post-Effective  Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Administration  Agreement between Registrant and American Skandia Investment Services,  Incorporated  previously filed with Post-Effective Amendment No. 12 to Registration Statement filed on Form N-1A on August 22, 2000.

         (14)     Copies of any other  opinions,  appraisals,  or  rulings,  and  consents  to their use,  relied on in  preparing  the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been  signed to the registration statement; and

                  (A)       Powers of Attorney  previously filed with Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of October , 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                    10/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    10/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         10/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    10/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    10/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    10/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    10/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    10/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    10/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    10/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    10/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                                    AMERICAN SKANDIA ADVISOR FUNDS
                                                  REGISTRATION STATEMENT ON FORM N-14
                                                             EXHIBIT INDEX

         EXHIBIT NO.     DESCRIPTION

                  (12)(A)           Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

                  (14)(A)           Consent of Auditors